UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5577
The Glenmede Fund, Inc.
(Exact name of registrant as specified in charter)
200 Clarendon Street Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip Code)
Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)
Registrant’s telephone number, including area code:	1-800-442-8299
Date of fiscal year end:	October 31, 2006
Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments. – The schedules of investments for the period ended January 31, 2006 are filed herewith.

THE GLENMEDE FUND, INC.
Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2006 — (Unaudited)

Face
Amount		Value
AGENCY DISCOUNT NOTES — 23.4% * (1)
	Federal Home Loan Bank — 9.3%
$10,000,000	4.32% due 2/3/06	$9,997,600
7,500,000	4.25% due 2/6/06	7,495,573
15,000,000	4.26% due 2/6/06	14,991,125
20,000,000	4.36% due 2/6/06	19,987,889
7,780,000	4.24% due 2/10/06	7,771,753
		60,243,940
	Federal Home Loan Mortgage Corporation — 3.1%
10,000,000	3.84% due 2/7/06	9,993,600
10,000,000	3.915% due 5/8/06	9,895,600
		19,889,200
	Federal National Mortgage Association — 11.0%
10,000,000	4.38% due 2/1/06	10,000,000
10,000,000	4.23% due 2/7/06	9,992,950
10,000,000	4.25% due 2/7/06	9,992,917
10,000,000	3.77% due 3/1/06	9,970,678
7,500,000	3.82% due 3/8/06	7,472,146
12,000,000	4.22% due 4/26/06	11,881,840
5,000,000	4.08% due 6/16/06	4,923,500
7,500,000	4.44% due 6/21/06	7,370,500
		71,604,531
	TOTAL AGENCY DISCOUNT NOTES (Cost $151,737,671)	151,737,671

Face
Amount		Value
AGENCY NOTES — 24.6%
	Federal Home Loan Bank — 6.5%
$5,425,000	2.00% due 2/13/06	5,411,535
5,000,000	2.375% due 2/15/06	5,025,324
5,000,000	4.465% due 3/1/06	5,000,000
9,500,000	5.125% due 3/6/06	9,508,402
5,000,000	2.50% due 3/15/06	5,013,259
2,350,000	2.35% due 5/4/06	2,338,597
2,000,000	2.60% due 5/11/06	1,995,348
3,945,000	2.25% due 5/15/06	3,923,634
1,590,000	4.32% due 5/23/06	1,601,995
1,200,000	2.26% due 6/16/06	1,192,347
1,380,000	2.43% due 9/8/06	1,373,590
		42,384,031

	Federal Home Loan Mortgage Corporation — 6.0%
$2,000,000	2.81% due 2/2/06	$2,017,448
1,742,000	1.875% due 2/15/06	1,740,455
4,500,000	2.25% due 2/17/06	4,509,825
1,200,000	2.00% due 4/12/06	1,196,796
2,000,000	1.90% due 4/13/06	1,993,081
11,596,000	2.375% due 4/15/06	11,588,809
10,000,000	1.95% due 4/26/06	9,960,845
1,000,000	2.50% due 4/28/06	995,792
1,975,000	3.00% due 9/29/06	1,972,859
3,200,000	3.50% due 11/17/06	3,193,063
		39,168,973
	Federal National Mortgage Association — 12.1%
5,000,000	5.875% due 2/2/06	5,000,276
2,370,000	2.375% due 2/13/06	2,375,382
7,511,000	5.50% due 2/15/06	7,515,156
5,000,000	3.25% due 3/17/06	5,061,262
8,087,000	2.15% due 4/13/06	8,055,909
5,789,000	2.35% due 4/29/06	5,776,625
1,338,000	2.48% due 5/5/06	1,335,981
3,445,000	2.21% due 5/5/06	3,442,251
2,225,000	2.25% due 5/15/06	2,213,634
8,000,000	5.25% due 6/15/06	8,032,723
6,000,000	3.25% due 6/28/06	5,977,110
10,000,000	3.125% due 7/15/06	9,933,875
8,813,000	2.75% due 8/11/06	8,831,831
5,000,000	3.00% due 9/7/06	5,007,676
		78,559,691
	TOTAL AGENCY NOTES (Cost $160,112,695)	160,112,695

Face
Amount
REPURCHASE AGREEMENTS — 52.2%
$155,000,000	With Bear Stearns, Inc., dated 01/31/06, 4.46%,principal and interest in the amount of $155,019,203, due 2/01/06, (collateralized by FHR #2777 FK with a par value of $22,966,904, coupon rate of 4.77%, due 2/15/2033, market value of $23,010,541, FHR #2835 LE with a par value of $39,968,850, coupon rate of 4.82%, due 11/15/2030, market value of $40,164,697, FNMA #2005-2 1 with a par value of $100,000,000, coupon rate of 4.00%, due 2/25/2010, market value of $96,620,000).	155,000,000

$30,369,815	With Merrill Lynch & Co., Inc., dated 1/31/06, 4.40%,principal and interest in the amount of $30,373,527, due 2/01/06, (collateralized by FN #840038 with a par value of $30,990,225, coupon rate of 4.56%, due 8/01/2035, market value of $30,990,225)		$30,369,815
154,000,000	With Paine Webber, Inc., dated 1/31/06, 4.41%,principal and interest in the amount of $154,018,865, due 2/01/06, (collateralized by FN #845077 with a par value of $159,276,424, coupon rate of 5.00%, due 12/01/2035, market value of $157,189,903)		154,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $339,369,815)		339,369,815
TOTAL INVESTMENTS (Cost $651,220,181) (2)		100.2%	$651,220,181
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.2)	(1,034,574)
NET ASSETS		100.0%	$650,185,607

*	Percentages indicated are based on net assets.
(1)	Rate represents annualized discount yield at date of purchase.
(2)	Aggregate cost for federal tax purposes was $651,220,181.
Abbreviation:
FHR —	Federal Home Loan Mortgage Corporation REMIC
FN —	Federal National Mortgage Association
FNMA —	Federal National Mortgage Association

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.
Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2006 — (Unaudited)

Face
Amount		Value
VARIABLE/FLOATING RATE NOTES — 94.8% * (1)
	Daily Variable/Floating Rate Notes — 57.2%
$6,800,000	California State Economic Recovery, Series C-1, State Guaranteed, (SPA: Landesbank Baden-Wuerttemberg), 3.07% due 7/1/23	$6,800,000
3,890,000	California State, Economic Recovery, Series C-2, State Guaranteed, (SPA: Bank of America), 3.04% due 7/1/23	3,890,000
6,500,000	California State, Series A-3, (LOC: Westdeutsche Landesbank 80% & J.P. Morgan Chase 20%), 3.04% due 5/1/33	6,500,000
13,960,000	Clark County, NV, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured), 3.00% due 6/15/21	13,960,000
8,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV), 2.98% due 7/1/27	8,100,000
2,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-1, 3.02% due 7/1/29	2,100,000
5,905,000	Cuyahoga County, OH, Hospital Revenue, University Hospitals of Cleveland, (LOC: J.P. Morgan Chase), 3.02% due 1/1/16	5,905,000
16,530,000	Delaware County, PA, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES, 2.98% due 12/1/15	16,530,000
6,300,000	East Baton Rouge Parish, LA, Pollution Control Revenue, ExxonMobil Corp. Project, 3.00% due 11/1/19	6,300,000
2,600,000	Hapeville, GA, Development Authority, Individual Devolpment Revenue, Hapeville Hotel LTD, (LOC: Bank of America), 3.07% due 11/1/15	2,600,000
4,200,000	Harris County, TX, Industrial Development Corp., Pollution Control Revenue, Exxon Mobil Corp., 3.00% due 3/1/24	4,200,000
1,185,000	Idaho Health Facilities Authority Revenue, St. Lukes Medical Center, (FSA Insured), 3.02% due 7/1/30	1,185,000
10,700,000	Idaho Health Facilities Authority Revenue, St. Luke’s Regional Medical Center Project, (SPA: Bayerische Landesbank), (FSA Insured), 3.02% due 7/1/35	10,700,000

$900,000	Irvine Ranch, CA, Water District Numbers 105, 140, 240, & 250, (LOC: State Street Bank & Trust Co.), 3.04% due 1/1/21	$900,000
9,700,000	Irvine Ranch, CA, Water District, Capital Improvement Project, (LOC: Landesbank Baden-Wurttemberg), 3.04% due 8/1/16	9,700,000
3,405,000	Irvine Ranch, CA, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg), 2.94% due 6/1/15	3,405,000
1,450,000	Irvine Ranch, CA, Water District, Series A, (LOC: Bank of America), 2.94% due 5/1/09	1,450,000
100,000	Irvine, CA, Improvement Board Act of 1915, Assesment District No. 00-18, Series A, (LOC: Bank of New York), 3.03% due 9/2/26	100,000
9,413,000	Irvine, CA, Improvement Board Act of 1915, Assesment District No. 93-14, (LOC: Bank of America), 3.04% due 9/2/25	9,413,000
1,000,000	Jackson County, MS, Port Facility Revenue, Chevron USA Inc. Project, 3.08% due 6/1/23	1,000,000
4,000,000	Jacksonville, FL, Pollution Control Revenue, Florida Power & Light Co. Project, 3.15% due 5/1/29	4,000,000
9,930,000	Kansas State Department of Transportation Highway Revenue, Series B-1, Pooled Money Investment Board, 3.02% due 9/1/20	9,930,000
6,230,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board, 3.02% due 9/1/20	6,230,000
3,000,000	Kemmerer, WY, Pollution Control Revenue, DATES, ExxonMobil Corp. Project, 3.00% due 9/1/21	3,000,000
1,600,000	Lawrence County, SD, Pollution Control Revenue, Homestake Mining Co., Series B, (LOC: J.P. Morgan Chase), 3.10% due 7/1/32	1,600,000
2,230,000	Lehigh County, PA, General Purpose Authority Revenue, Lehigh Valley Hospital, Series B, (SPA: Wachovia Bank), (MBIA Insured), 3.02% due 7/1/29	2,230,000
3,375,000	Lincoln County, WY, Pollution Control Revenue ExxonMobil Corp., Project C, 3.00% due 11/1/14	3,375,000
3,300,000	Lincoln County, WY, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, 3.00% due 11/1/14	3,300,000
14,985,000	Los Angeles, CA, Regional Airports Improvement Corp., (Lax Two Corp.), (LOC: Societe Generale), 3.02% due 12/1/25	14,985,000

$16,100,000	Loudoun County, VA, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series E, 3.07% due 2/15/38	$16,100,000
16,050,000	Louisiana Public Facilities Authority, Kenner Hotel, LTD, (LOC: BankAmerica, NA), 3.07% due 11/1/35	16,050,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg), 3.08% due 12/1/30	2,300,000
5,100,000	Metropolitan Water District of Southern California, Waterworks Revenue, Series B-3, (National Australia Bank), 3.04% due 7/1/35	5,100,000
1,000,000	Mount Vernon, IN, Pollution Control & Solid Waste Disposal Revenue, General Electric Co. Project, 3.07% due 12/1/14	1,000,000
15,995,000	New Jersey Economic Development Authority Revenue, Stolthaven Perth Amboy Project, Series A, (LOC: Citibank NA), 3.01% due 1/15/18	15,995,000
12,140,000	New Jersey, State Educational Facilities Authority Revenue, Princeton University, Series F, 2.75% due 7/1/23	12,140,000
700,000	New York State Environment Facilities Corp., Solid Waste Disposal Revenue (General Electric Co.), 3.05% due 7/1/19	700,000
	New York, NY, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase):
840,000	3.05% due 8/15/18	840,000
700,000	3.05% due 8/15/19	700,000
2,865,000	3.05% due 8/15/20	2,865,000
1,600,000	New York, NY, General Obligations, Subseries B4, (SPA: Landesbank Hessen-Thuer), (MBIA Insured), 3.05% due 8/15/23	1,600,000
1,410,000	New York, NY, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase), 3.05% due 8/1/21	1,410,000
8,300,000	New York, NY, General Obligations, Subseries, A-7, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.03% due 11/1/24	8,300,000
9,140,000	New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, (SPA: FGIC), (FGIC Insured), 3.05% due 6/15/22	9,140,000
1,300,000	New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, (SPA: FGIC), (FGIC Insured), 3.05% due 6/15/35	1,300,000

$1,510,000	New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, (SPA: Credit Local de France), 3.05% due 6/15/33	$1,510,000
5,800,000	New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank), 3.05% due 6/15/35	5,800,000
1,300,000	Newport Beach, CA, Hoag Memorial Presbyterian Hospital Revenue, (SPA: BankAmerica, NA), 2.99% due 10/1/22	1,300,000
200,000	North Carolina Medical Care Commission, ACES, Pooled Financing Projects, Series B, (LOC: Wachovia Bank), 3.10% due 10/1/13	200,000
4,100,000	North Central, TX, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series C, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.02% due 12/1/15	4,100,000
5,375,000	North Central, TX, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series D, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.02% due 12/1/15	5,375,000
1,800,000	Orange County, CA, Sanitation District, Series B, (SPA: Credit Locale de France), 3.03% due 8/1/30	1,800,000
6,000,000	Peninsula Ports Authority, VA Coal, Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank NA), 3.02% due 7/1/16	6,000,000
2,135,000	Sublette County, WY, Pollution Control Revenue, ExxonMobil Corp. Project, 3.00% due 11/1/14	2,135,000
5,700,000	Uinta County, WY, Pollution Control Revenue, Chevron USA Inc. Project, 3.07% due 8/15/20	5,700,000
2,050,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuer), 3.02% due 2/15/31	2,050,000
6,300,000	Valdez, AK, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project, 3.00% due 10/1/25	6,300,000
9,600,000	Valdez, AK, Marine Ternminal Revenue, ExxonMobil Pipeline Co, Project, 3.00% due 12/1/29	9,600,000

$5,700,000	Washington State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series B, (SPA: Credit Suisse First Boston), (MBIA Insured), 3.02% due 2/15/27	$5,700,000
1,250,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank), 3.04% due 11/1/25	1,250,000
	Total Daily Variable/Floating Rate Notes (Cost $317,352,000)	317,748,000
	Weekly Variable/Floating Rate Notes — 37.6%
3,200,000	Alabama, Special Care Facilities Financing Authority, Montgomery Hospital Revenue, (FGIC Insured), 2.98% due 4/1/15	3,200,000
5,605,000	Bexar County, TX, Housing Finance Corp., Multi Family Housing Revenue, AAMHA LLC Project, (LOC: FNMA), 3.02% due 12/18/25	5,605,000
7,165,000	Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series A, (SPA: Credit Locale de France), (FGIC Insured), 3.02% due 1/1/19	7,165,000
3,120,000	Charlotte, NC, Airport Revenue, Series A, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.03% due 7/1/16	3,120,000
2,715,000	Chicago, IL, O’Hare International Airport Revenue, General Airport 2nd Lien B, (LOC: Societe Generale), 2.98% due 1/1/15	2,715,000
1,355,000	Clayton County, GA, Housing Authority Multi Family Housing Revenue, Huntington Woods, Series A, (SPA: Societe Generale), (FSA Insured), 3.09% due 1/1/21	1,355,000
1,000,000	Clayton County, GA, Housing Authority Multi Family Housing Revenue, Kimberly Forest, Series B, (SPA: Societe Generale), (FSA Insured), 3.09% due 1/1/21	1,000,000
1,100,000	Clayton County, GA, Housing Authority Multi Family Housing Revenue, Kings Arms Apartments, Series D, (SPA: Societe Generale), (FSA Insured), 3.09% due 1/1/21	1,100,000
2,335,000	Clayton County, GA, Housing Authority Multi Family Housing Revenue, Ten Oaks Apartments, Series F, (SPA: Societe Generale), (FSA Insured), 3.09% due 1/1/21	2,335,000
1,400,000	Colton, CA, Redevelopment Agency, Multi Family Housing Revenue, 1985 Issue, Series A, (LOC: Coast Federal Bank & Federal Home Loan Bank), 2.95% due 5/1/10	1,400,000

$10,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 2.90% due 7/1/27	$10,100,000
8,300,000	Connecticut State, General Obligations, Series B, (SPA: Bayerische Landesbank), 3.00% due 5/15/14	8,300,000
1,600,000	Dauphin County, PA, General Authority, School District Pooled Financing, PG II, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.05% due 9/1/32	1,600,000
1,000,000	Delaware River & Bay Authority Revenue, Series B, (SPA: Credit Locale de France), (AMBAC Insured), 3.01% due 1/1/30	1,000,000
1,900,000	Durham, NC, Public Improvements, (SPA: Wachovia Bank), 3.06% due 2/1/13	1,900,000
6,900,000	Emmaus, PA, General Authority Revenue, (SPA: Wachovia Bank), (FSA Insured), 3.03% due 12/1/28	6,900,000
600,000	Fairfax County, VA, Industrial Development Authority Revenue, Fairfax Hospital System, Series C, 2.94% due 10/1/25	600,000
3,000,000	Fairfax County, VA, Industrial Development Authority Revenue, Fairfax Hospital, Series A, 2.98% due 10/1/25	3,000,000
4,300,000	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (LOC: FHLMC), 2.95% due 2/1/08	4,300,000
2,300,000	Hamilton County, OH, Hospital Facilities Revenue, Health Alliance, Series E, (SPA: Credit Suisse First Boston), (MBIA Insured), 2.95% due 12/1/13	2,300,000
2,300,000	Illinois Health Facilities Authority Revenue, Decatur Memorial Hospital Project, Series A (SPA: Northern Trust Company), (MBIA Insured), 3.05% due 11/15/24	2,300,000
16,700,000	Illinois Housing Development Authority, Housing Revenue, Illinois Center Apartments, (FHLMC Insured), 2.98% due 1/1/08	16,700,000
2,000,000	Iowa Higher Education Loan Authority Revenue, Education Loan Private College Facilities, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.09% due 12/1/15	2,000,000
1,355,000	Kentucky Area Development Districts, Lease Program Revenue, Ewing, KY, (LOC: Wachovia Bank), 3.13% due 6/1/33	1,355,000
666,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank), 2.95% due 7/1/28	666,000

$8,000,000	Lisle, IL, Multifamily Revenue Housing Four Lakes, Phase V, (FNMA Collateral Agreement Insured), 3.04% due 9/15/26	$8,000,000
1,100,000	Los Angeles County, California Pension Obligation, Series C, (SPA: Bank of Nova Scotia), (AMBAC Insured), 2.98% due 6/30/07	1,100,000
114,936	Los Angeles, CA, Multifamily Housing Revenue, Series K, (LOC: FHLB), 2.95% due 7/1/10	114,936
2,190,000	Louisiana Public Facilities Authority Revenue, College and University Equipment and Capital, Series A, (SPA: Societe Generale), (FGIC Insured), 3.05% due 9/1/10	2,190,000
10,500,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College, Series F, 2.93% due 11/1/26	10,500,000
5,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University, Series H, (LOC: State Street Bank & Trust Co.), 2.98% due 12/1/29	5,000,000
600,000	Massachusetts State Housing Finance Agency, Revenue Refunding, Multi Family Housing Project, Series A, (FNMA Collateral Agreement), 3.00% due 1/15/10	600,000
9,100,000	Massachusetts State Water Resources Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuer), 2.97% due 8/1/28	9,100,000
5,400,000	Mecklenburg County, NC, Series C, (LOC: Wachovia Bank), 3.00% due 2/1/18	5,400,000
1,000,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5-G, (SPA: Wells Fargo Bank), 2.89% due 11/1/29	1,000,000
4,605,000	Moffat County, CO, Pollution Control Revenue, Natural Rural Utility Cooperative, (SPA: J.P. Morgan Chase), (AMBAC Insured), 3.08% due 7/1/10	4,605,000
9,900,000	New Jersey State Turnpike Authority Revenue, Series D, (LOC: Societe Generale), (FGIC Insured), 3.01% due 1/1/18	9,900,000
10,600,000	New York State Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%), 2.94% due 4/1/23	10,600,000
7,600,000	New York, NY, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Commerzbank), 3.00% due 11/15/28	7,600,000

$1,850,000	New York, NY, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-C, (SPA: Credit Local de France), 3.01% due 11/1/22	$1,850,000
8,200,000	New York, NY, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-D, (SPA: Credit Local de France), 3.01% due 11/1/22	8,200,000
200,000	Ohio State, University General Receipts, 2.98% due 12/1/07	200,000
	Ohio State, University General Receipts, Series B:
9,165,000	2.93% due 12/1/19	9,165,000
3,800,000	2.93% due 12/1/29	3,800,000
1,739,000	Roseville, MN, Commercial Development, Berger Transfer & Storage, Series F, (LOC: Wells Fargo Bank), 2.99% due 12/1/15	1,739,000
4,200,000	Tulsa, OK, Tulsa Industrial Authority Revenue, University of Tulsa, Series B, (SPA: Credit Locale de France), (MBIA Insured), 3.05% due 10/1/26	4,200,000
11,500,000	Washington State, (SPA: Landesbank Hessen-Thuer), 2.95% due 6/1/20	11,500,000
	Total Weekly Variable/Floating Rate Notes (Cost $208,775,936)	208,379,936
	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $526,127,936)	526,127,936

Face
Amount			Value
FIXED RATE NOTES — 5.1%
	Fixed Rate Notes — 5.1%
$5,000,000	Illinois State, General Obligations, Unlimited Notes, 4.50% due 5/30/06		5,021,634
2,700,000	Iowa State Tax & Revenue Anticipation Notes, 4.50% due 6/30/06		2,713,908
7,000,000	New Jersey State Tax & Revenue Anticipation Notes, Series A, 4.00% due 6/23/06		7,024,610
5,000,000	Newton, MA, Bond Anticipation Notes, 3.75% due 2/15/06		5,005,131
8,500,000	Philadelphia, PA, Tax & Revenue Anticipation Notes, Series A, 4.00% due 6/30/06		8,541,556
	TOTAL FIXED RATE NOTES (Cost $28,306,839)		28,306,839
TOTAL INVESTMENTS (Cost $554,434,775) (2)		99.9%	$554,434,775
OTHER ASSETS IN EXCESS OF LIABILITIES		0.1	384,049
NET ASSETS		100.0%	$554,818,824

*	Percentages indicated are based on net assets.
(1)

Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(2)	Aggregate cost for federal tax purposes was $554,434,775.
Abbreviations:
ACES —	Adjustable Convertible Extendable Securities
AMBAC —	American Municipal Bond Assurance Corporation
DATES —	Daily Adjustable Tax-Exempt Securities
FGIC —	Financial Guaranty Insurance Corporation
FHLB —	Federal Home Loan Bank
FHLMC —	Federal Home Loan Mortgage Corporation
FNMA —	Federal National Mortgage Association
FSA —	Financial Security Assurance
LOC —	Letter of Credit
MBIA —	Municipal Bond Investors Assurance
SPA —	Stand-By Purchase Agreement
UPDATES —	Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.
Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2006 — (Unaudited)

Face
Amount		Value
AGENCY NOTES — 18.1% *
	Federal Home Loan Bank — 7.5%
$10,000,000	3.625% due 1/15/08	$9,787,620
5,000,000	3.875% due 8/22/08	4,891,985
		14,679,605
	Federal Home Loan Mortgage Corporation — 10.6%
5,000,000	3.75% due 4/15/07	4,936,190
2,000,000	4.00% due 12/15/09	1,945,356
2,000,000	6.875% due 9/15/10	2,167,806
6,000,000	4.50% due 1/15/14	5,851,194
6,000,000	5.00% due 7/15/14	6,052,992
		20,953,538
	TOTAL AGENCY NOTES (Cost $36,278,509)	35,633,143

Face
Amount		Value
MORTGAGE-BACKED SECURITIES — 27.6% (1)
	Federal Home Loan Mortgage Corporation — 3.3%
$6,199	# 555359, 6.50% due 4/1/08	6,245
2,135,907	# C00742, 6.50% due 4/1/29	2,195,945
132,582	# D78677, 8.00% due 3/1/27	141,724
130,484	# D84894, 8.00% due 12/1/27	139,493
25,338	# G00807, 9.50% due 3/1/21	26,899
88,486	# G10753, 6.50% due 9/1/09	89,537
4,050,000	TBA, 5.00% due 2/1/21	3,999,375
		6,599,218
	Federal National Mortgage Association — 23.6%
14,572	# 125275, 7.00% due 3/1/24	15,188
58,713	# 252806, 7.50% due 10/1/29	61,543
2,130,850	# 254685, 5.00% due 4/1/18	2,108,755
563,201	# 255159, 5.50% due 3/1/19	566,931
89,903	# 313795, 9.50% due 1/1/25	99,701
27,449	# 313796, 9.50% due 2/1/21	30,037
111,133	# 313815, 6.50% due 1/1/11	113,236
390,474	# 373328, 8.00% due 3/1/27	417,463
299,649	# 390895, 8.00% due 6/1/27	320,360
83,215	# 395715, 8.00% due 8/1/27	88,967
719,163	# 397602, 8.00% due 8/1/27	768,872
33,525	# 405845, 8.00% due 11/1/27	35,842
11,962	# 499335, 6.50% due 8/1/29	12,311
4,478	# 523497, 7.50% due 11/1/29	4,694

$147,886	# 535729, 6.50% due 2/1/16	$151,972
146,019	# 535962, 6.50% due 5/1/16	150,052
259,018	# 555016, 6.50% due 10/1/17	266,171
23,859	# 588945, 7.00% due 6/1/31	24,806
98,344	# 595134, 6.50% due 7/1/16	101,060
446,413	# 596498, 6.00% due 7/1/16	456,318
543,681	# 607862, 7.00% due 9/1/31	565,256
70,402	# 608777, 6.50% due 10/1/16	72,346
121,209	# 624571, 7.00% due 3/1/32	125,978
831,625	# 625990, 5.50% due 12/1/16	837,594
149,504	# 643340, 6.50% due 3/1/17	153,630
84,807	# 656872, 6.50% due 8/1/32	87,108
1,916,627	# 686230, 5.50% due 2/1/18	1,929,323
143,881	# 687575, 7.00% due 2/1/36	149,501
2,091,328	# 740449, 5.50% due 9/1/18	2,105,182
1,664,549	# 768557, 5.50% due 2/1/21	1,675,575
5,743,390	# 789859, 6.00% due 8/1/34	5,802,953
1,683,366	# 820811, 6.00% due 4/1/35	1,700,499
3,220,000	TBA, 6.00% due 2/1/21	3,289,430
15,070,000	TBA, 5.50% due 2/1/21	15,159,486
5,000,000	TBA, 5.00% due 2/1/36	4,829,690
2,000,000	TBA, 6.50% due 2/1/36	2,050,000
		46,327,830
	Government National Mortgage Association — 0.7%
127,983	# 460389, 7.00% due 5/15/28	134,558
48,841	# 464049, 7.00% due 7/15/28	51,350
61,895	# 476259, 7.00% due 8/15/28	65,075
71,344	# 485264, 7.50% due 2/15/31	75,122
28,544	# 496632, 7.00% due 12/15/28	30,010
13,327	# 530571, 7.50% due 2/15/31	14,033
217,691	# 539971, 7.00% due 1/15/31	228,647
23,248	# 556417, 7.00% due 6/15/31	24,418
10,907	# 557379, 7.00% due 5/15/31	11,456
120,095	# 559304, 7.00% due 9/15/31	126,139
136,761	# 570289, 7.00% due 1/15/32	143,634
37,140	# 571365, 7.00% due 12/15/31	39,009
434,550	# 574687, 6.00% due 4/15/34	445,563
		1,389,014
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $54,674,931)	54,316,062

Face
Amount
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
$732,219	Credit-Based Asset Servicing Series 1999-CB1-Class 1A, 6.50% due 9/25/26	$747,964
575,853	Federal National Mortgage Association Series, 1993-135 (IO) 6.50% due 7/25/08	20,138
369,214	Washington Mutual Mortgage Securities Corp., Series 2003-MS9-Class 1P (PO), 0.00% due 12/25/33	321,670
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,052,259)	1,089,772

Face
Amount
CORPORATE NOTES — 24.0%
$5,000,000	American General Finance Corp., 4.50% due 11/15/07	4,961,170
5,000,000	Citigroup, Inc., 7.25% due 10/1/10	5,429,785
5,000,000	General Electric Capital Corp., 5.875% due 2/15/12	5,198,345
6,000,000	Goldman Sachs Group, Inc. 5.125% due 1/15/15	5,867,844
5,000,000	IBM Corp., 4.75% due 11/29/12	4,918,285
5,000,000	JP Morgan Chase & Co., 3.50% due 3/15/09	4,782,715
3,000,000	Procter & Gamble Co. (The), 4.75% due 6/15/07	2,995,920
4,000,000	Procter & Gamble Co. (The), 4.85% due 12/15/15	3,923,376
5,000,000	Wal-Mart Stores, Inc., 4.55% due 5/1/13	4,832,665
4,000,000	Wells Fargo Bank NA 6.45% due 2/1/11	4,249,788
	TOTAL CORPORATE NOTES (Cost $47,122,157)	47,159,893

Face
Amount
US TREASURY NOTES/BONDS — 25.9%
$8,609,280	U.S. Inflation Index Treasury Bond (TIPS), 1.875% due 7/15/13 (2)	8,559,174
10,900,000	U.S. Treasury Bond, 6.125% due 8/15/29 (2) (3)	13,044,237
1,000,000	U.S. Treasury Bond, 5.375% due 2/15/31 (3)	1,100,859
2,500,000	U.S. Treasury Note, 7.00% due 7/15/06	2,525,978
6,000,000	U.S. Treasury Note, 3.125% due 1/31/07 (2) (3)	5,913,984
1,000,000	U.S. Treasury Note, 4.375% due 5/15/07	997,617
8,000,000	U.S. Treasury Note, 3.50% due 12/15/09 (3)	7,717,816
9,000,000	U.S. Treasury Note, 4.875% due 2/15/12 (2)	9,164,880
2,000,000	U.S. Treasury Note, 4.00% due 11/15/12	1,938,672
	TOTAL US TREASURY NOTES/BONDS (Cost $49,713,190)	50,963,217

Face
Amount
REPURCHASE AGREEMENTS — 17.9%
$67,099	With Investors Bank & Trust Co.,dated 10/31/06, 3.75%, principal and interest in the amount of $67,106 due 02/01/06, (collateralized by FHLMC # 785503 with a par value of $69,066, coupon rate of 6.323%, due 12/01/25, market value of $70,454).	$67,099
35,100,000	With Merrill Lynch & Co., Inc., dated 1/31/06, 4.40%,dated 01/31/06, 4.40%, principal and interest in the amount of $35,104,230, due 02/01/06, (collateralized by FN # 821697 with a par value of $35,940,288, coupon rate of 5.04%, due 06/01/35, market value of $35,818,091).	35,100,000
	TOTAL REPURCHASE AGREEMENTS (Cost $35,167,099)	35,167,099

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 11.6%
$1,300,264	American Beacon Funds, Money Market Fund	1,300,264
1,218,998	Bank of America, Bank Note, 4.49%, due 3/20/06	1,218,998
812,665	Barclays, Eurodollar Term, 4.50%, due 3/24/06	812,665
1,516,461	BGI Institutional Money Market Fund	1,516,461
1,218,998	Branch Banker & Trust, Eurodollar Overnight, 4.325%, due 2/3/06	1,218,998
812,665	Calyon, Eurodollar Term, 4.50%, due 3/24/06	812,665
812,665	Canadian Imperial Bank of Commerce, Eurodollar Overnight, 4.30%, due 2/1/06	812,665
1,462,797	Fortis Bank, Eurodollar Term, 4.50%, due 2/27/06	1,462,797
1,462,797	Harris Trust & Savings Bank, Eurodollar Overnight, 4.43%, due 2/2/06	1,462,797
1,462,797	Jupiter Securitization Corp., Commercial Paper, 4.366%, due 2/10/06	1,462,797
1,472,586	Merrill Lynch & Co., Inc., Repurchase Agreement, 4.49%, due 2/1/06	1,472,586
1,625,334	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 4.49%, due 2/1/06	1,625,334
650,132	Rabobank Nederland, Eurodollar Term, 4.51%, due 3/1/06	650,132
1,137,731	Ranger Funding, Commercial Paper, 4.358%, due 2/2/06	1,137,731
650,132	Sheffield Receivables Corp., Commercial Paper, 4.524%, due 2/21/06	650,132
812,665	Skandinaviska Enskilda Banken AB (SEB), Eurodollar Term, 4.42%, due 2/17/06	812,665
1,462,797	Societe Generale, Eurodollar Overnight, 4.48%, due 2/1/06	1,462,797

$1,625,330	Svenska Handlesbanken, Eurodollar Overnight, 4.47%, due 2/1/06		$1,625,330
487,599	Wells Fargo, Eurodollar Overnight, 4.50%, due 2/7/06		487,599
812,665	Wells Fargo, Eurodollar Term, 4.43%, due 2/28/06		812,665
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $22,818,078)		22,818,078
TOTAL INVESTMENTS (Cost $246,826,223) (4)		125.7%	$247,147,264
LIABILITIES IN EXCESS OF OTHER ASSETS		(25.7)	(50,566,066)
NET ASSETS		100.0%	$196,581,198

*	Percentages indicated are based on net assets.
(1)	Represents current face amount at January 31, 2006.
(2)	All or a portion of security segregated as collateral for when-issued securities.
(3)	Securities or partial securities on loan. See Note 1.
(4)	Aggregate cost for federal tax purposes was $246,826,223.
Abbreviations:
FHLMC —	Federal Home Loan Mortgage Corporation
FN —	Federal National Mortgage Association
IO —	Interest Only
PO —	Principal Only
TBA —	To be announced
TIPS —	Treasury Inflation Protected Security

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.
Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 99.0% *
	Aerospace & Defense — 4.8%
30,725	Boeing Co.	$2,098,825
33,290	United Technologies Corp.	1,943,137
		4,041,962
	Air Freight & Logistics — 2.9%
22,250	CH Robinson Worldwide, Inc.	900,235
20,400	United Parcel Service, Inc.-Class B	1,528,164
		2,428,399
	Beverages — 3.6%
60,500	Constellation Brands, Inc. (1)	1,614,745
25,000	PepsiCo, Inc.	1,429,500
		3,044,245
	Capital Markets — 6.4%
15,575	Goldman Sachs Capital, Inc.	2,199,969
30,675	Merrill Lynch & Co., Inc.	2,302,772
19,675	Nuveen Investments, Inc.-Class A (2)	892,655
		5,395,396
	Commercial Banks — 0.6%
20,000	North Fork Bancorporation, Inc.	514,400
	Communications Equipment — 2.1%
52,425	Cisco Systems, Inc. (1)	973,532
44,525	Nokia OYJ ADR	818,369
		1,791,901
	Computers & Peripherals — 5.2%
10,975	Apple Computer, Inc. (1)	828,722
94,475	EMC Corp. (1)	1,265,965
38,000	Hewlett-Packard Co.	1,184,840
14,145	International Business Machines Corp.	1,149,988
		4,429,515
	Diversified Financial Services — 4.2%
41,655	Citigroup, Inc.	1,940,290
41,500	J.P. Morgan Chase & Co.	1,649,625
		3,589,915
	Energy Equipment & Services — 4.5%
41,400	BJ Services Co.	1,676,286
46,650	Weatherford International, Ltd. (1)	2,088,987
		3,765,273
	Food & Staples Retailing — 1.3%
40,000	CVS Corp.	1,110,400

	Health Care Equipment & Supplies — 4.3%
4,000	Alcon, Inc.	$511,680
33,975	Medtronic, Inc.	1,918,568
20,400	Varian Medical Systems, Inc. (1)	1,228,284
		3,658,532
	Health Care Providers & Services — 6.0%
14,375	Express Scripts, Inc. (1)	1,312,294
23,600	Quest Diagnostics, Inc.	1,166,548
21,150	UnitedHealth Group, Inc.	1,256,733
17,550	WellPoint, Inc. (1)	1,347,840
		5,083,415
	Hotels Restaurants & Leisure — 3.8%
30,000	Royal Caribbean Cruises, Ltd.	1,227,000
39,525	Yum! Brands, Inc.	1,955,302
		3,182,302
	Household Durables — 2.7%
38,425	D.R. Horton, Inc.	1,434,021
21,850	Pulte Homes, Inc.	871,815
		2,305,836
	Household Products — 3.7%
41,075	Church & Dwight, Inc.	1,511,560
29,250	Colgate-Palmolive Co.	1,605,533
		3,117,093
	Independent Power Producers & Energy Traders — 1.0%
30,000	Duke Energy Corp.	850,500
	Industrial Conglomerates — 1.7%
19,775	3M Co.	1,438,631
	Insurance — 5.3%
16,250	Everest Re Group, Ltd.	1,570,563
20,200	Hartford Financial Services Group, Inc.	1,661,046
20,000	MBIA, Inc. (2)	1,231,200
		4,462,809
	IT Services — 1.8%
47,775	Accenture, Ltd.-Class A	1,506,346
	Machinery — 4.3%
23,650	Deere & Co.	1,697,124
22,925	Illinois Tool Works, Inc.	1,932,348
		3,629,472
	Metals & Mining — 3.2%
34,825	BHP Billiton Ltd. ADR (2)	1,373,846
8,100	Phelps Dodge Corp. (2)	1,300,050
		2,673,896
	Multiline Retail — 0.5%
11,000	Nordstrom, Inc.	458,920

	Oil Gas & Consumable Fuels — 5.1%
33,650	Chevron Corp.	$1,998,137
36,695	Exxon Mobil Corp.	2,302,611
		4,300,748
	Pharmaceuticals — 6.8%
7,225	Allergan, Inc.	840,990
21,345	Johnson & Johnson	1,228,191
39,275	Novartis AG ADR	2,166,409
33,000	Wyeth	1,526,250
		5,761,840
	Semiconductors & Semiconductor Equipment — 3.6%
50,550	Altera Corp. (1) (2)	976,121
31,350	National Semiconductor Corp.	884,384
40,625	Texas Instruments, Inc.	1,187,469
		3,047,974
	Software — 3.9%
24,200	Adobe Systems, Inc.	961,224
41,775	Microsoft Corp.	1,175,966
92,000	Oracle Corp. (1)	1,156,440
		3,293,630
	Textiles Apparel & Luxury Goods — 2.2%
22,500	Nike, Inc.-Class B	1,821,375
	Thrifts & Mortgage Finance — 2.1%
52,875	Countrywide Financial Corp.	1,768,140
	Wireless Telecommunication Services — 1.4%
50,161	Sprint Nextel Corp.	1,148,185
	TOTAL COMMON STOCKS (Cost $70,783,692)	83,621,050

Face
Amount
REPURCHASE AGREEMENT — 1.3%
$1,103,032

With Investors Bank & Trust Co.,dated 01/31/06, 3.75%, principal and interest in the amount of $1,103,147 due 02/01/06 (collateralized by FH #1B1432 with a par value or $614,832, coupon rate of 4.335%, due 01/01/34, market value of $608,178, FH ARM # 785503 with a par value of $43,283, coupon rate of 6.323%, due 12/01/25, market value of $44,152, FNR # 1992-39 with a par value of $233,392, coupon rate of 4.31%, due 03/25/22, market value of $230,606, FNR # 1992-39 with a par value of $21,575, coupon rate of 4.21%, due 03/25/22, market value of $21,529, FNMA # 1992-45 with a par value $257,661, coupon rate of 4.31%, due 04/25/22, market value of $254,718.)

1,103,032
	TOTAL REPURCHASE AGREEMENT (Cost $1,103,032)	1,103,032

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 4.7%
$225,384	American Beacon Funds, Money Market Fund	$225,384
211,298	Bank of America, Bank Note,
	4.49%, due 3/20/06	211,298
140,865	Barclays, Eurodollar Term,
	4.50%, due 3/24/06	140,865
262,859	BGI Institutional Money Market Fund	262,859
211,298	Branch Banker & Trust, Eurodollar Overnight,
	4.325%, due 2/3/06	211,298
140,865	Calyon, Eurodollar Term,
	4.50%, due 3/24/06	140,865
140,865	Canadian Imperial Bank of Commerce, Eurodollar Overnight,
	4.30%, due 2/1/06	140,865
253,557	Fortis Bank, Eurodollar Term,
	4.50%, due 2/27/06	253,557
253,557	Harris Trust & Savings Bank, Eurodollar Overnight,
	4.43%, due 2/2/06	253,557
253,557	Jupiter Securitization Corp., Commercial Paper,
	4.366%, due 2/10/06	253,557
255,254	Merrill Lynch & Co., Inc., Repurchase Agreement,
	4.49%, due 2/1/06	255,254
281,730	Morgan Stanley Dean Witter & Co., Repurchase Agreement,
	4.49%, due 2/1/06	281,730
112,692	Rabobank Nederland, Eurodollar Term,
	4.51%, due 3/1/06	112,692
197,211	Ranger Funding, Commercial Paper,
	4.358%, due 2/2/06	197,211
112,692	Sheffield Receivables Corp., Commercial Paper,
	4.524%, due 2/21/06	112,692
140,865	Skandinaviska Enskilda Banken AB (SEB), Eurodollar Term,
	4.42%, due 2/17/06	140,865
253,557	Societe Generale, Eurodollar Overnight,
	4.48%, due 2/1/06	253,557
281,730	Svenska Handlesbanken, Eurodollar Overnight,
	4.47%, due 2/1/06	281,730

$84,524	Wells Fargo, Eurodollar Overnight,
	4.50%, due 2/7/06		$84,524
140,865	Wells Fargo, Eurodollar Term,
	4.43%, due 2/28/06		140,865
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $3,955,225)		3,955,225
TOTAL INVESTMENTS
(Cost $75,841,949) (3)		105.0%	$88,679,307
LIABILITIES IN EXCESS OF OTHER ASSETS		(5.0)	(4,201,708)
NET ASSETS		100.0%	$84,477,599

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $75,881,887.
Abbreviations:
ADR —	American Depositary Receipt
FH —	Federal Home Loan Mortgage Corporation
FH ARM —	Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage
FNMA —	Federal National Mortgage Association
FNR —	Federal National Mortgage Association REMIC

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.
Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 97.7%
	Aerospace & Defense — 0.8%
139,790	Innovative Solutions & Support, Inc. (1) (2) *	$2,000,395
	Apparel Retailers — 1.1%
56,804	Jos. A. Bank Clothiers, Inc. (1) (2)	2,912,341
	Automotive — 0.8%
96,080	Wabash National Corp.	2,049,386
	Banking — 2.8%
30,640	Corus Bankshares, Inc. (2)	1,967,394
7,506	First Community Bancorp	451,111
63,905	Frontier Financial Corp.	2,094,167
45,760	Intervest Bancshares Corp. (1)	1,320,176
56,520	Umpqua Holdings Corp.	1,592,734
		7,425,582
	Basic Industry — 3.1%
55,440	AptarGroup, Inc.	3,129,034
56,771	Georgia Gulf Corp.	1,941,568
55,420	Mettler-Toledo International, Inc. (1)	3,208,264
		8,278,866
	Beverages, Food & Tobacco — 1.1%
93,740	J & J Snack Foods Corp.	2,838,447
	Chemicals — 2.3%
68,150	Cytec Industries, Inc.	3,380,240
50,210	FMC Corp. (1)	2,832,848
		6,213,088
	Commercial Services — 6.0%
109,134	Gevity HR, Inc.	2,995,728
149,140	Korn/Ferry International (1)	2,947,006
131,080	Labor Ready, Inc. (1)	3,052,853
124,021	PeopleSupport, Inc. (1)	1,287,338
74,240	Steiner Leisure, Ltd. (1)	2,881,997
95,366	Watson Wyatt & Co. Holdings	2,902,941
		16,067,863
	Computer Software & Processing — 3.2%
90,740	Digital Insight Corp. (1)	3,254,844
43,948	F5 Networks, Inc. (1)	2,843,436
81,088	SafeNet, Inc. (1) (2)	2,547,785
		8,646,065

	Computers & Information — 2.9%
144,140	Emulex Corp. (1) (2)	$2,644,969
80,830	Global Imaging Systems, Inc. (1) (2)	2,858,149
126,720	NETGEAR, Inc. (1) (2)	2,296,166
		7,799,284
	Cosmetics & Personal Care — 0.6%
72,090	Elizabeth Arden, Inc. (1)	1,523,983
	Education — 0.9%
62,920	Bright Horizons Family Solution, Inc. (1)	2,458,914
	Electronics — 4.7%
58,970	Cymer, Inc. (1)	2,661,906
73,670	Omnivision Technologies, Inc. (1)	1,858,694
61,730	Portalplayer, Inc. (1)	1,820,418
67,716	Trimble Navigation, Ltd. (1)	2,709,994
70,620	WESCO International, Inc. (1)	3,384,817
		12,435,829
	Energy — 2.0%
41,570	Houston Exploration Co. (The) (1)	2,581,081
48,060	Oceaneering International, Inc. (1)	2,855,245
		5,436,326
	Entertainment & Leisure — 1.0%
52,420	Avid Technology, Inc. (1)	2,603,701
	Financial Services — 3.4%
34,925	Affiliated Managers Group, Inc. (1) (2)	3,241,040
52,440	FirstFed Financial Corp. (1) (2)	3,287,988
87,382	Independent Bank Corp.	2,413,491
		8,942,519
	Food Retailers — 1.2%
59,700	Pantry (The), Inc. (1)	3,267,978
	Health Care — 3.4%
119,353	LCA-Vision, Inc.	6,704,058
40,780	Stericycle, Inc. (1)	2,437,421
		9,141,479
	Health Care Providers — 5.1%
93,760	Amedisys, Inc. (1) (2)	4,252,016
121,720	American Retirement Corp. (1)	3,314,436
32,760	Pediatrix Medical Group, Inc. (1)	2,872,397
110,840	VCA Antech, Inc. (1)	3,066,943
		13,505,792
	Heavy Machinery — 3.0%
124,530	AGCO Corp. (1) (2)	2,242,785
31,760	Middleby Corp. (The) (1) (2)	3,001,320
37,540	Terex Corp. (1)	2,646,570
		7,890,675

	Industrial — 1.7%
87,350	Gardner Denver, Inc. (1)	$4,620,815
	Insurance — 6.1%
72,440	AmerUs Group Co.	4,445,643
61,836	Arch Capital Group, Ltd. (1)	3,360,168
93,880	Scottish Re Group, Ltd. (2)	2,311,326
53,280	Selective Insurance Group, Inc. (2)	3,090,240
59,660	Stancorp Financial Group, Inc.	2,968,085
		16,175,462
	Medical Supplies — 2.9%
101,600	Cohu, Inc.	2,880,360
72,433	DJ Orthopedics, Inc. (1)	2,377,975
65,550	MTS Systems Corp.	2,402,407
		7,660,742
	Metals — 4.3%
38,490	Carpenter Technology Corp.	3,485,654
70,130	Crane Co.	2,617,252
100,490	Griffon Corp. (1)	2,371,564
67,623	NS Group, Inc. (1)	3,056,560
		11,531,030
	Oil & Gas — 3.4%
292,469	Grey Wolf, Inc. (1) (2)	2,573,727
51,120	Holly Corp.	3,762,432
95,680	KCS Energy, Inc. (1)	2,777,590
		9,113,749
	Pharmaceuticals — 1.1%
181,120	First Horizon Pharmaceutical Corp. (1) (2)	3,044,627
	Real Estate — 1.0%
43,700	Jones Lang Lasalle, Inc.	2,572,619
	REIT — 4.8%
106,990	BioMed Realty Trust, Inc.	2,870,542
277,000	Equity Inns, Inc.	4,376,600
91,590	LaSalle Hotel Properties	3,500,570
207,530	Winston Hotels, Inc.	2,125,107
		12,872,819
	Restaurants — 3.0%
106,590	California Pizza Kitchen, Inc. (1)	3,487,625
137,660	CKE Restaurants, Inc.	2,154,379
78,710	Rare Hospitality International, Inc. (1)	2,483,300
		8,125,304
	Retailers — 4.7%
83,760	GameStop Corp. - Class A (1) (2)	3,376,366
126,750	Insight Enterprises, Inc. (1)	2,650,342
132,110	MarineMax, Inc. (1)	4,157,502
144,100	Marvel Entertainment, Inc. (1) (2)	2,399,265
		12,583,475

	Technology — 8.2%
74,570	ANSYS, Inc. (1)	$3,270,640
74,242	Benchmark Electronics, Inc. (1)	2,712,060
78,680	Digital River, Inc. (1) (2)	2,642,074
136,860	Internet Security Systems, Inc. (1) (2)	2,917,855
117,930	Manhattan Associates, Inc. (1)	2,566,157
190,020	Methode Electronics, Inc.	2,337,246
56,820	MICROS Systems, Inc. (1)	2,622,243
40,440	Websense, Inc. (1)	2,666,209
		21,734,484
	Technology Systems/Semi Conductors — 1.2%
85,170	Diodes, Inc. (1)	3,154,697
	Telecommunications — 1.2%
200,390	Tekelec (1)	3,136,103
	Telephone Systems — 1.6%
194,052	Brightpoint, Inc. (1) (2)	4,383,635
	Transportation — 0.8%
126,680	OMI Corp. (2)	2,224,501
	Trucking — 1.3%
96,112	Greenbrier Cos., Inc.	3,407,170
	Utilities — 1.0%
69,850	Energen Corp.	2,725,547
	TOTAL COMMON STOCKS (Cost $186,689,863)	260,505,292

Face
Amount
REPURCHASE AGREEMENT — 3.1%
$8,174,056	With Investors Bank & Trust Co.,dated 01/31/06, 3.75%, principal and interest in the amount of $8,174,907, due 02/01/06, (collateralized by FH # 1B1432 with a par value of $8,690,942, coupon rate of 4.335%, due 01/01/2034, market value of $8,582,759)	8,174,056
	TOTAL REPURCHASE AGREEMENT (Cost $8,174,056)	8,174,056

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 20.9%
$3,183,303	American Beacon Funds, Money Market Fund	3,183,303
2,984,345	Bank of America, Bank Note,
	4.49%, due 3/20/06	2,984,345
1,989,563	Barclays, Eurodollar Term,
	4.50%, due 3/24/06	1,989,563
3,712,593	BGI Institutional Money Market Fund	3,712,593
2,984,345	Branch Banker & Trust, Eurodollar Overnight,
	4.325%, due 2/3/06	2,984,345

$1,989,563	Calyon, Eurodollar Term,
	4.50%, due 3/24/06		$1,989,563
1,989,563	Canadian Imperial Bank of Commerce, Eurodollar Overnight,
	4.30%, due 2/1/06		1,989,563
3,581,214	Fortis Bank, Eurodollar Term,
	4.50%, due 2/27/06		3,581,214
3,581,214	Harris Trust & Savings Bank, Eurodollar Overnight,
	4.43%, due 2/2/06		3,581,214
3,581,214	Jupiter Securitization Corp., Commercial Paper,
	4.366%, due 2/10/06		3,581,214
3,605,178	Merrill Lynch & Co., Inc., Repurchase Agreement,
	4.49%, due 2/1/06		3,605,178
3,979,127	Morgan Stanley Dean Witter & Co., Repurchase Agreement,
	4.49%, due 2/1/06		3,979,127
1,591,651	Rabobank Nederland, Eurodollar Term,
	4.51%, due 3/1/06		1,591,651
2,785,389	Ranger Funding, Commercial Paper,
	4.358%, due 2/2/06		2,785,389
1,591,651	Sheffield Receivables Corp., Commercial Paper,
	4.524%, due 2/21/06		1,591,651
1,989,563	Skandinaviska Enskilda Banken AB (SEB), Eurodollar Term,
	4.42%, due 2/17/06		1,989,563
3,581,214	Societe Generale, Eurodollar Overnight,
	4.48%, due 2/1/06		3,581,214
3,979,127	Svenska Handlesbanken, Eurodollar Overnight,
	4.47%, due 2/1/06		3,979,127
1,193,738	Wells Fargo, Eurodollar Overnight,
	4.50%, due 2/7/06		1,193,738
1,989,563	Wells Fargo, Eurodollar Term,
	4.43%, due 2/28/06		1,989,563
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $55,863,118)		55,863,118
TOTAL INVESTMENTS (Cost $250,727,037) (3)		121.7%	$324,542,466
LIABILITIES IN EXCESS OF OTHER ASSETS		(21.7)	(57,789,063)
NET ASSETS		100.0%	$266,753,403

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $250,832,754.
Abbreviations:
FH —	Federal Home Loan Mortgage Corporation
REIT —	Real Estate Investment Trust

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.
Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 96.3%*
	Aerospace & Defense — 1.0%
8,950	Honeywell International, Inc.	$343,859
	Automotive — 2.0%
6,537	Toyota Motor Corp., Sponsored ADR	677,952
	Banking — 2.2%
13,200	Wachovia Corp.	723,756
	Beverages, Food & Tobacco — 4.0%
14,420	Altria Group, Inc.	1,043,143
7,275	Coca-Cola Co. (The)	301,039
		1,344,182
	Chemicals — 1.7%
13,225	Dow Chemical (The)	559,417
	Commercial Services — 1.1%
11,850	RR Donnelley & Sons Co.	386,310
	Computers & Information — 2.4%
10,015	International Business Machines Corp.	814,219
	Consumer Services — 1.3%
17,600	Disney (Walt) Co.	445,456
	Cosmetics & Personal Care — 2.1%
12,000	Procter & Gamble Co. (The)	710,760
	Electric Utilities — 3.4%
10,475	FirstEnergy Corp.	524,797
16,700	PG&E Corp.	623,077
		1,147,874
	Electronics — 1.9%
7,450	Amphenol Corp.-Class A	378,683
4,050	Canon, Inc. ADR	243,891
		622,574
	Energy — 3.4%
18,099	Exxon Mobil Corp.	1,135,712
	Financial Services — 20.7%
25,075	Bank of America Corp.	1,109,067
9,875	CIT Group, Inc.	526,732
27,034	Citigroup, Inc.	1,259,244
4,550	Fannie Mae	263,627
5,475	Goldman Sachs Capital, Inc.	773,344
30,376	J.P. Morgan Chase & Co.	1,207,446

14,413	Merrill Lynch & Co., Inc.	$1,081,984
11,850	Morgan Stanley	728,183
		6,949,627
	Health Care — 1.6%
9,425	Johnson & Johnson	542,315
	Health Care Providers — 0.9%
6,275	HCA, Inc.	307,977
	Heavy Machinery — 0.9%
8,100	Ingersoll-Rand Co.-Class A	318,087
	Insurance — 11.0%
7,450	Aetna, Inc.	721,160
16,711	American International Group, Inc.	1,093,902
6,975	Hartford Financial Services Group, Inc.	573,554
5,150	Loews Corp.	508,254
10,617	Prudential Financial, Inc.	799,885
		3,696,755
	Metals — 1.4%
6,225	BHP Billiton Ltd. ADR (1)	245,576
1,375	Phelps Dodge Corp. (1)	220,688
		466,264
	Oil & Gas — 8.3%
11,700	ConocoPhillips	756,990
4,750	Nabors Industries, Ltd. (2)	385,938
5,463	Occidental Petroleum Corp.	533,790
7,125	Tidewater, Inc.	416,243
5,475	Valero Energy Corp.	341,804
15,025	Williams Cos., Inc.	358,196
		2,792,961
	Pharmaceuticals — 5.8%
5,925	GlaxoSmithKline PLC ADR	303,597
8,200	Hospira, Inc. (2)	366,950
36,743	Pfizer, Inc.	943,560
7,125	Wyeth	329,531
		1,943,638
	Process Industries — 2.2%
22,764	General Electric Co.	745,521
	Producer Manufacturing — 1.4%
6,675	Johnson Controls, Inc.	462,177
	Real Estate — 0.6%
6,075	Ventas, Inc., REIT	185,895
	REIT — 2.3%
8,203	General Growth Properties, Inc.	423,275
17,600	Host Marriott Corp. (1)	351,120
		774,395

	Retailers — 2.5%
15,025	J.C. Penney Co., Inc. (Holding Co.)	$838,395
	Technology — 2.1%
17,600	Cisco Systems, Inc. (2)	326,832
13,500	Microsoft Corp.	380,025
		706,857
	Telecommunications — 3.4%
25,800	AT&T, Inc.	669,510
21,550	Motorola, Inc.	489,401
		1,158,911
	Telephone — 1.4%
14,630	Verizon Communications, Inc.	463,186
	Transportation — 1.4%
6,075	Burlington Northern Santa Fe Corp.	486,729
	Utilities — 1.9%
11,075	Constellation Energy Group, Inc.	645,340
	TOTAL COMMON STOCKS (Cost $27,412,188)	32,397,101

Face Amount
REPURCHASE AGREEMENT — 5.2%
$1,733,341	With Investors Bank & Trust Co., dated 01/31/06, 3.75%, principal and interest in the amount of $1,733,522, due 02/01/06, (collateralized by SBA Pool #506188 with a par value of $1,728,444, coupon rate of 7.375%, due 11/25/2015, market value of $1,820,008)	1,733,341
	TOTAL REPURCHASE AGREEMENT
	(Cost $1,733,341)	1,733,341

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 3.0%
$58,052	American Beacon Funds, Money Market Fund	58,052
54,424	Bank of America, Bank Note,
	4.49%, due 3/20/06	54,424
36,283	Barclays, Eurodollar Term,
	4.50%, due 3/24/06	36,283
67,705	BGI Institutional Money Market Fund	67,705
54,424	Branch Banker & Trust, Eurodollar Overnight,
	4.325%, due 2/3/06	54,424
36,283	Calyon, Eurodollar Term,
	4.50%, due 3/24/06	36,283
36,283	Canadian Imperial Bank of Commerce, Eurodollar Overnight,
	4.30%, due 2/1/06	36,283
65,309	Fortis Bank, Eurodollar Term,
	4.50%, due 2/27/06	65,309

$65,309	Harris Trust & Savings Bank, Eurodollar Overnight,
	4.43%, due 2/2/06		$65,309
65,309	Jupiter Securitization Corp., Commercial Paper,
	4.366%, due 2/10/06		65,309
65,746	Merrill Lynch & Co., Inc., Repurchase Agreement,
	4.49%, due 2/1/06		65,746
72,566	Morgan Stanley Dean Witter & Co., Repurchase Agreement,
	4.49%, due 2/1/06		72,566
29,026	Rabobank Nederland, Eurodollar Term,
	4.51%, due 3/1/06		29,026
50,796	Ranger Funding, Commercial Paper,
	4.358%, due 2/2/06		50,796
29,026	Sheffield Receivables Corp., Commercial Paper,
	4.524%, due 2/21/06		29,026
36,283	Skandinaviska Enskilda Banken AB (SEB), Eurodollar Term,
	4.42%, due 2/17/06		36,283
65,309	Societe Generale, Eurodollar Overnight,
	4.48%, due 2/1/06		65,309
72,566	Svenska Handlesbanken, Eurodollar Overnight,
	4.47%, due 2/1/06		72,566
21,770	Wells Fargo, Eurodollar Overnight,
	4.50%, due 2/7/06		21,770
36,281	Wells Fargo, Eurodollar Term,
	4.43%, due 2/28/06		36,281
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $1,018,750)		1,018,750
TOTAL INVESTMENTS
(Cost $30,164,279) (3)		104.5%	$35,149,192
LIABILITIES IN EXCESS OF OTHER ASSETS		(4.5)	(1,505,992)
NET ASSETS		100.0%	$33,643,200

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 1.
(2)	Non-income producing security.
(3)	Aggregate cost for federal tax purposes was $30,271,177.
Abbreviations:
ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust
SBA —	Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.
International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 98.2% *
	Japan — 21.7%
195,650	ACOM Co., Ltd.	$11,208,116
1,052,565	Ajinomoto Co., Inc.	10,928,981
300,275	Asahi Glass Co., Ltd.	4,341,387
2,056	East Japan Railway Co.	14,284,472
385,275	FamilyMart Co., Ltd.	12,907,640
618,542	JS Group Corp.	12,997,792
1,514,404	Kuraray Co., Ltd.	17,854,488
1,181,284	Mitsubishi Electric Corp.	9,617,034
1,313,000	Osaka Gas Co., Ltd.	4,723,464
406,112	Sega Sammy Holdings, Inc.	14,575,095
1,939,817	Sumitomo Chemical Co., Ltd.	14,949,018
1,525,023	Sumitomo Trust & Banking Co., Ltd. (The)	16,783,638
211,668	Takeda Pharmaceutical Co., Ltd.	11,981,378
168,988	Takefuji Corp.	10,170,541
116,400	TIS, Inc.	3,740,915
316,584	Toyota Motor Corp.	16,408,770
124,600	Uni-Charm Corp.	5,884,523
		193,357,252
	Germany — 14.7%
106,300	Allianz AG	17,134,460
165,883	BASF AG	13,074,007
258,736	Bayerische Motoren Werke AG (2)	11,705,226
151,507	Continental AG	14,746,709
135,215	E.On AG	15,104,697
228,000	Hannover Rueckversicherung AG (2)	8,610,845
128,199	Henkel KGaA Preferred	14,356,778
156,227	Metro AG	7,935,280
165,181	Schering AG	11,300,519
185,172	Siemens AG Reg.	16,889,382
		130,857,903
	United Kingdom — 14.1%
846,356	Aviva PLC	10,848,333
1,337,972	BP Amoco PLC	16,090,505
1,406,099	Cattles PLC	7,979,626
1,912,574	Centrica PLC	9,076,086
161,272	GlaxoSmithKline PLC	4,125,664
935,000	Kesa Electricals PLC	4,141,779
2,794,027	Misys PLC	12,115,774
1,475,000	Prudential PLC	14,956,942
354,452	Rio Tinto PLC	18,078,445
487,190	Royal Bank of Scotland Group PLC	15,080,772

161,400	Travis Perkins PLC	$4,240,919
4,331,938	Vodafone Group PLC	9,093,691
		125,828,536
	France — 9.1%
145,641	Assurances Generales De France	15,078,326
392,156	Axa	13,295,141
213,804	Compagnie de Saint-Gobain	14,016,422
302,752	France Telecom SA	6,886,884
139,936	LaFarge SA, ADR	14,725,744
76,962	Societe BIC SA	4,951,904
45,383	Total SA	12,529,433
		81,483,854
	Netherlands — 7.3%
229,485	Akzo Nobel N.V.	11,109,731
395,205	ING Groep N.V.	14,104,454
893,286	Reed Elsevier N.V.	12,558,963
324,298	Royal Dutch Shell PLC - Class A	11,041,861
136,268	TNT NV, ADR	4,469,590
165,304	Unilever N.V.	11,600,194
		64,884,793
	Switzerland — 3.8%
136,589	Ciba Specialty Chemicals AG Reg.	8,675,370
32,819	Nestle SA Reg.	9,626,599
72,509	Zurich Financial Services AG (1)	15,880,574
		34,182,543
	Canada — 3.8%
318,800	Alcan, Inc.	15,533,471
449,803	CGI Group, Inc. (1)	3,514,549
242,197	Talisman Energy, Inc.	14,735,308
		33,783,328
	Ireland — 3.5%
460,909	Allied Irish Banks PLC	10,411,768
507,970	CRH PLC (Dublin Exchange)	15,783,332
224,504	Irish Life & Permanent PLC	4,787,746
		30,982,846
	Italy — 2.6%
322,733	ENI SPA (2)	9,757,165
1,134,098	Mediaset SPA	13,271,095
		23,028,260
	Spain — 2.4%
886,788	Banco Santander Central Hispano SA	12,758,552
313,078	Endesa SA	9,016,351
		21,774,903

	Denmark — 2.3%
387,000	H. Lundbeck AS	$8,631,432
1,135,191	Nordea AB	12,289,717
		20,921,149
	Australia — 2.3%
1,477,000	Goodman Fielder, Ltd. (1)	2,587,050
2,369,347	John Fairfax Holdings, Ltd.	7,617,403
3,149,894	Qantas Airways, Ltd.	9,864,121
		20,068,574
	China — 2.1%
24,000,000	China Construction Bank-Class H, 144A (1)	9,435,725
16,500,810	China Telecom Corp., Ltd.-Class H	6,221,503
6,140,110	Global Bio-Chem Technology Group Co., Ltd.	3,363,793
		19,021,021
	Norway — 1.9%
97,933	Norsk Hydro ASA	12,019,706
468,400	Tandberg ASA (2)	2,893,792
128,216	Yara International ASA	1,898,397
		16,811,895
	Singapore — 1.3%
1,423,000	Neptune Orient Lines, Ltd.	2,184,372
5,933,000	Singapore Telecommunications, Ltd.	9,290,315
		11,474,687
	Hong Kong — 1.5%
6,687,115	Hang Lung Properties, Ltd.	13,016,073
	Greece — 1.3%
518,000	Public Power Corp.	11,178,991
	Sweden — 0.9%
523,000	Assa Abloy AB - Class B	8,436,484
	Portugal — 0.9%
839,246	Portugal Telecom SGPS SA	8,423,629
	South Korea — 0.7%
110,300	Honam Petrochemical Corp. (1)	6,448,888
	TOTAL COMMON STOCKS (Cost $613,477,649)	875,965,609

Face
Amount
REPURCHASE AGREEMENT — 2.0%
$18,190,528	With Investors Bank & Trust Co.,dated 01/31/06, 3.75%, principal and interest in the amount of $18,192,423, due 02/01/06, (collaterized by SBA Bonds, with coupon rates of 6.875%-8.375%, with maturities from 04/01/03-11/25/2016, and an aggregate market value plus accrued interest of $19,100,055)	$18,190,528
	TOTAL REPURCHASE AGREEMENT (Cost $18,190,528)	18,190,528

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 3.2%
$1,633,711	American Beacon Funds, Money Market Fund	1,633,711
1,531,605	Bank of America, Bank Note, 4.49%, due 3/20/06	1,531,605
1,021,070	Barclays, Eurodollar Term, 4.50%, due 3/24/06	1,021,070
1,905,350	BGI Institutional Money Market Fund	1,905,350
1,531,605	Branch Banker & Trust, Eurodollar Overnight, 4.325%, due 2/3/06	1,531,605
1,021,070	Calyon, Eurodollar Term, 4.50%, due 3/24/06	1,021,070
1,021,070	Canadian Imperial Bank of Commerce, Eurodollar Overnight, 4.30%, due 2/1/06	1,021,070
1,837,926	Fortis Bank, Eurodollar Term, 4.50%, due 2/27/06	1,837,926
1,837,926	Harris Trust & Savings Bank, Eurodollar Overnight, 4.43%, due 2/2/06	1,837,926
1,837,926	Jupiter Securitization Corp., Commercial Paper, 4.366%, due 2/10/06	1,837,926
1,850,224	Merrill Lynch & Co., Inc., Repurchase Agreement, 4.49%, due 2/1/06	1,850,224
2,042,139	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 4.49%, due 2/1/06	2,042,139
816,856	Rabobank Nederland, Eurodollar Term, 4.51%, due 3/1/06	816,856
1,429,498	Ranger Funding, Commercial Paper, 4.358%, due 2/2/06	1,429,498
816,856	Sheffield Receivables Corp., Commercial Paper, 4.524%, due 2/21/06	816,856
1,021,070	Skandinaviska Enskilda Banken AB (SEB), Eurodollar Term, 4.42%, due 2/17/06	1,021,070

$1,837,926	Societe Generale, Eurodollar Overnight, 4.48%, due 2/1/06		$1,837,926
2,042,139	Svenska Handlesbanken, Eurodollar Overnight, 4.47%, due 2/1/06		2,042,139
612,642	Wells Fargo, Eurodollar Overnight, 4.50%, due 2/7/06		612,642
1,021,070	Wells Fargo, Eurodollar Term, 4.43%, due 2/28/06		1,021,070
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $28,669,679)		28,669,679
TOTAL INVESTMENTS (Cost $660,337,856) (3)		103.4%	$922,825,816
LIABILITIES IN EXCESS OF OTHER ASSETS		(3.4)	(30,588,170)
NET ASSETS		100.0%	$892,237,646

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $661,331,446.
Abbreviation:
SBA —	Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.
Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 95.0% *
	Japan — 20.3%
152,000	ACOM Co., Ltd.	$8,707,557
717,000	Ajinomoto Co., Inc.	7,444,747
247,000	Asahi Glass Co., Ltd.	3,571,135
1,567	East Japan Railway Co.	10,887,047
277,000	FamilyMart Co., Ltd.	9,280,167
507,000	JS Group Corp.	10,653,894
1,095,000	Kuraray Co., Ltd.	12,909,808
932,100	Mitsubishi Electric Corp.	7,588,385
1,840,000	Osaka Gas Co., Ltd.	6,619,326
324,000	Sega Sammy Holdings, Inc.	11,628,149
1,397,000	Sumitomo Chemical Co., Ltd.	10,765,850
1,262,000	Sumitomo Trust & Banking Co., Ltd. (The)	13,888,939
148,200	Takeda Pharmaceutical Co., Ltd.	8,388,798
120,300	Takefuji Corp.	7,240,254
89,700	TIS, Inc.	2,882,818
263,600	Toyota Motor Corp.	13,662,572
102,400	Uni-Charm Corp.	4,836,077
		150,955,523
	United Kingdom — 14.1%
678,100	Aviva PLC	8,691,679
1,111,499	BP Amoco PLC	13,366,931
884,000	Cattles PLC	5,016,709
1,550,078	Centrica PLC	7,355,868
308,127	GlaxoSmithKline PLC	7,882,511
736,000	Kesa Electricals PLC	3,260,267
1,929,230	Misys PLC	8,365,744
1,178,000	Prudential PLC	11,945,273
280,000	Rio Tinto PLC	14,281,100
365,150	Royal Bank of Scotland Group PLC	11,303,072
127,100	Travis Perkins PLC	3,339,658
4,671,231	Vodafone Group PLC	9,805,942
		104,614,754
	Germany — 13.8%
82,600	Allianz AG	13,314,265
138,361	BASF AG	10,904,871
184,681	Bayerische Motoren Werke AG (2)	8,354,975
124,006	Continental AG	12,069,940
109,751	E.On AG	12,260,146
188,900	Hannover Rueckversicherung AG (2)	7,134,160
106,300	Henkel KGaA Preferred	11,904,348
108,188	Metro AG	5,495,222

120,000	Schering AG	$8,209,553
143,300	Siemens AG Reg.	13,070,273
		102,717,753
	France — 9.0%
84,676	Air France-KLM	1,926,176
120,647	Assurances Generales De France	12,490,678
373,700	Axa	12,669,433
160,997	Compagnie de Saint-Gobain	10,554,535
206,583	France Telecom SA	4,699,269
108,183	LaFarge SA, ADR	11,384,312
45,749	Societe BIC SA	2,943,591
37,598	Total SA	10,380,134
		67,048,128
	Netherlands — 8.4%
156,094	Akzo Nobel N.V.	7,556,757
374,500	ING Groep N.V.	13,365,514
773,404	Reed Elsevier N.V.	10,873,508
354,816	Royal Dutch Shell PLC-Class A	12,080,954
284,922	TNT N.V.	9,354,945
136,084	Unilever N.V.	9,549,683
		62,781,361
	Switzerland — 3.8%
111,315	Ciba Specialty Chemicals AG Reg.	7,070,107
29,727	Nestle SA Reg.	8,719,641
56,223	Zurich Financial Services AG (1)	12,313,692
		28,103,440
	Canada — 3.4%
242,300	Alcan, Inc.	11,806,023
378,000	CGI Group, Inc. (1)	2,953,514
178,331	Talisman Energy, Inc.	10,849,689
		25,609,226
	Ireland — 3.2%
394,893	Allied Irish Banks PLC	8,920,490
370,345	CRH PLC (Dublin Exchange)	11,507,132
29,149	CRH PLC (London Exchange)	903,220
127,319	Irish Life & Permanent PLC	2,715,190
		24,046,032
	Italy — 2.5%
106,649	ENI SPA (2)	3,224,312
91,940	ENI SPA Sponsored ADR	5,576,161
866,340	Mediaset SPA	10,137,819
		18,938,292
	Spain — 2.4%
781,000	Banco Santander Central Hispano SA	11,236,541
240,651	Endesa SA	6,930,521
		18,167,062

	Denmark — 2.3%
312,000	H. Lundbeck AS (2)	$6,958,674
909,411	Nordea AB	9,845,395
		16,804,069
	Australia — 2.2%
1,168,000	Goodman Fielder, Ltd. (1)	2,045,819
2,318,111	John Fairfax Holdings, Ltd.	7,452,681
2,086,334	Qantas Airways, Ltd.	6,533,506
		16,032,006
	China — 2.0%
19,000,000	China Construction Bank-Class H, 144A (1)	7,469,949
13,146,000	China Telecom Corp., Ltd.-Class H	4,956,598
4,445,000	Global Bio-Chem Technology Group Co., Ltd.	2,435,146
		14,861,693
	Norway — 1.5%
67,667	Norsk Hydro ASA	8,305,039
365,200	Tandberg ASA (2)	2,256,219
67,667	Yara International ASA	1,001,894
		11,563,152
	Singapore — 1.4%
1,082,000	Neptune Orient Lines, Ltd.	1,660,921
5,779,000	Singapore Telecommunications, Ltd.	9,049,171
		10,710,092
	Hong Kong — 1.3%
4,765,920	Hang Lung Properties, Ltd.	9,276,580
	Greece — 1.2%
404,000	Public Power Corp.	8,718,750
	Sweden — 0.9%
404,000	Assa Abloy AB - Class B	6,516,901
	Portugal — 0.8%
576,000	Portugal Telecom SGPS SA	5,781,392
	South Korea — 0.5%
67,000	Honam Petrochemical Corp. (1)	3,917,276
	TOTAL COMMON STOCKS (Cost $539,917,034)	707,163,482

Face
Amount
REPURCHASE AGREEMENT — 6.4%
$47,671,433	With Investors Bank & Trust Co.,dated 01/31/06, 3.75%, principal and interest in the amount of $47,676,399, due 02/01/06 collaterized by SBA Bonds, with rates of 6.875%-7.875%, with maturities from 05/01/04-12/25/2023, and an aggregate market value plus accrued interest of $50,055,005	47,671,433
	TOTAL REPURCHASE AGREEMENT (Cost $47,671,433)	47,671,433

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 2.3%
$952,832	American Beacon Funds, Money Market Fund		$952,832
893,280	Bank of America, Bank Note, 4.49%, due 3/20/06		893,280
595,520	Barclays, Eurodollar Term, 4.50%, due 3/24/06		595,520
1,111,261	BGI Institutional Money Market Fund		1,111,261
893,280	Branch Banker & Trust, Eurodollar Overnight, 4.325%, due 2/3/06		893,280
595,520	Calyon, Eurodollar Term, 4.50%, due 3/24/06		595,520
595,520	Canadian Imperial Bank of Commerce, Eurodollar Overnight, 4.30%, due 2/1/06		595,520
1,071,936	Fortis Bank, Eurodollar Term, 4.50%, due 2/27/06		1,071,936
1,071,936	Harris Trust & Savings Bank, Eurodollar Overnight, 4.43%, due 2/2/06		1,071,936
1,071,936	Jupiter Securitization Corp., Commercial Paper, 4.366%, due 2/10/06		1,071,936
1,079,109	Merrill Lynch & Co., Inc., Repurchase Agreement, 4.49%, due 2/1/06		1,079,109
1,191,040	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 4.49%, due 2/1/06		1,191,040
476,416	Rabobank Nederland, Eurodollar Term, 4.51%, due 3/1/06		476,416
833,728	Ranger Funding, Commercial Paper, 4.358%, due 2/2/06		833,728
476,416	Sheffield Receivables Corp., Commercial Paper, 4.524%, due 2/21/06		476,416
595,520	Skandinaviska Enskilda Banken AB (SEB), Eurodollar Term, 4.42%, due 2/17/06		595,520
1,071,936	Societe Generale, Eurodollar Overnight, 4.48%, due 2/1/06		1,071,936
1,191,040	Svenska Handlesbanken, Eurodollar Overnight, 4.47%, due 2/1/06		1,191,040
357,312	Wells Fargo, Eurodollar Overnight, 4.50%, due 2/7/06		357,312
595,520	Wells Fargo, Eurodollar Term, 4.43%, due 2/28/06		595,520
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $16,721,058)		16,721,058
TOTAL INVESTMENTS (Cost $604,309,525) (3)		103.7%	$771,555,973
LIABILITIES IN EXCESS OF OTHER ASSETS		(3.7)	(27,421,221)
NET ASSETS		100.0%	$744,134,752

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $605,799,135.
Abbreviation:
ADR —	American Depositary Receipt
SBA —	Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.
U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 98.6% *
	Aerospace & Defense — 2.1%
2,120	Ceradyne, Inc. (1) (2)	$121,349
3,020	DRS Technologies, Inc.	150,064
8,240	Teledyne Technologies, Inc. (1)	269,283
		540,696
	Air Freight & Logistics — 2.0%
2,620	Forward Air Corp.	102,180
6,375	HUB Group, Inc.-Class A (1)	269,981
4,555	Pacer International, Inc.	132,869
		505,030
	Airlines — 0.7%
15,603	Mesa Air Group, Inc. (1) (2)	181,775
	Biotechnology — 3.2%
9,575	Myriad Genetics, Inc. (1) (2)	205,288
13,403	Pharmion Corp. (1)	223,428
22,110	Rigel Pharmaceuticals, Inc. (1) (2)	172,237
3,480	United Therapeutics Corp. (1)	225,052
		826,005
	Capital Markets — 1.9%
3,809	GFI Group, Inc. (1)	207,933
15,710	TradeStation Group, Inc. (1)	277,910
		485,843
	Chemicals — 1.8%
13,470	CF Industries Holdings, Inc.	229,125
7,115	Georgia Gulf Corp.	243,333
		472,458
	Commercial Banks — 2.8%
5,090	Center Financial Corp.	123,483
4,618	Glacier Bancorp, Inc.	146,760
10,185	Hanmi Financial Corp.	193,413
14,105	Nara Bancorp, Inc.	252,479
		716,135
	Commercial Services & Supplies — 5.0%
6,345	Administaff, Inc.	273,089
4,595	Consolidated Graphics, Inc. (1)	235,999
7,972	Healthcare Services Group, Inc.	156,012
3,185	John H. Harland Co.	118,896
11,080	Labor Ready, Inc. (1)	258,053
19,660	TeleTech Holdings, Inc. (1)	229,236
		1,271,285

	Communications Equipment — 3.5%
20,957	Arris Group, Inc. (1)	$246,454
2,973	Blue Coat Systems, Inc. (1) (2)	121,863
10,540	Commscope, Inc. (1)	233,039
4,845	Comtech Telecommunications Corp. (1)	154,410
7,975	NETGEAR, Inc. (1) (2)	144,507
		900,273
	Computers & Peripherals — 2.4%
6,885	Emulex Corp. (1) (2)	126,340
5,490	Komag, Inc. (1) (2)	258,359
8,255	Synaptics, Inc. (1)	227,178
		611,877
	Consumer Finance — 1.8%
7,180	Asta Funding, Inc.	220,211
7,070	First Cash Financial Services, Inc. (1)	246,743
		466,954
	Containers & Packaging — 0.6%
4,260	Silgan Holdings, Inc.	161,284
	Electrical Equipment — 1.1%
11,315	General Cable Corp. (1)	277,217
	Electronic Equipment & Instruments — 3.2%
11,218	Brightpoint, Inc. (1)	253,415
9,590	LoJack Corp. (1)	235,722
6,315	Multi-Fineline Electronix, Inc. (1)	339,494
		828,631
	Energy Equipment & Services — 4.4%
25,315	Grey Wolf, Inc. (1) (2)	222,772
3,190	Hydril Company (1)	262,696
5,005	Maverick Tube Corp. (1) (2)	239,489
4,115	NS Group, Inc. (1)	185,998
5,335	Oil States International, Inc. (1) (2)	218,201
		1,129,156
	Food & Staples Retailing — 1.1%
7,745	Longs Drug Stores Corp.	270,998
	Health Care Equipment & Supplies — 8.9%
12,320	Abaxis, Inc. (1)	245,414
20,680	Align Technology, Inc. (1)	169,162
4,135	Arthrocare Corp. (1) (2)	185,207
5,305	Greatbatch, Inc. (1)	138,142
3,639	ICU Medical, Inc. (1) (2)	131,150
4,635	Kyphon, Inc. (1) (2)	192,677
7,870	Molecular Devices Corp. (1)	225,003
6,875	Neurometrix, Inc. (1)	237,256
18,250	OraSure Technologies, Inc. (1)	199,107
3,460	SurModics, Inc. (1) (2)	127,605

9,660	Thoratec Corp. (1)	$244,398
6,790	Zoll Medical Corp. (1)	186,046
		2,281,167
	Health Care Providers & Services — 6.1%
3,555	Amedisys, Inc. (1) (2)	161,219
10,380	AMN Healthcare Services, Inc. (1)	209,365
2,880	LCA-Vision, Inc.	161,770
9,365	Merge Technologies, Inc. (1)	247,236
7,780	Odyssey Healthcare, Inc. (1)	158,556
4,540	PRA International (1)	118,312
9,640	Trizetto Group (1) (2)	176,990
6,180	Ventiv Health, Inc. (1)	157,528
6,155	Vital Images, Inc. (1)	188,035
		1,579,011
	Hotels Restaurants & Leisure — 4.4%
4,475	IHOP Corp.	220,036
7,235	Monarch Casino & Resort, Inc. (1)	195,562
7,700	Papa John’s International, Inc. (1)	267,421
7,145	Rare Hospitality International, Inc. (1)	225,425
9,230	Shuffle Master, Inc. (1) (2)	234,442
		1,142,886
	Household Durables — 0.8%
8,995	Tupperware Corp.	199,689
	Household Products — 1.0%
8,093	WD-40 Co.	254,201
	Industrial Conglomerates — 0.8%
6,330	Raven Industries, Inc.	200,028
	Insurance — 2.5%
6,840	Argonaut Group, Inc. (1)	243,162
4,330	ProAssurance Corp. (1)	221,653
4,345	State Auto Financial Corp.	167,152
		631,967
	Internet & Catalog Retail — 1.7%
4,405	Nutri/System, Inc. (1) (2)	215,405
10,335	Priceline.com, Inc. (1) (2)	227,887
		443,292
	Internet Software & Services — 1.1%
13,090	Earthlink, Inc. (1)	149,488
5,615	InfoSpace, Inc. (1)	132,570
		282,058
	IT Services — 3.9%
2,765	Anteon International Corp. (1)	152,490
6,503	CSG Systems International, Inc. (1)	148,073
8,860	Gevity HR, Inc.	243,207

7,865	SI International, Inc. (1)	$239,175
17,255	SYKES Enterprises, Inc. (1)	224,315
		1,007,260
	Machinery — 1.8%
1,920	Middleby Corp. (The) (1) (2)	181,440
6,045	Nordson Corp.	274,564
		456,004
	Metals & Mining — 2.0%
4,145	Quanex Corp.	257,446
3,310	Reliance Steel & Aluminum Co.	263,145
		520,591
	Oil Gas & Consumable Fuels — 4.4%
5,510	Frontier Oil Corp.	261,119
3,540	Giant Industries, Inc. (1)	247,411
2,995	Holly Corp.	220,432
6,735	KCS Energy, Inc. (1)	195,517
5,645	World Fuel Services Corp.	194,527
		1,119,006
	Pharmaceuticals — 1.7%
9,910	CNS, Inc.	216,732
14,180	Noven Pharmaceuticals, Inc. (1)	221,633
		438,365
	Real Estate — 0.4%
1,825	Jones Lang Lasalle, Inc.	107,438
	Road & Rail — 0.9%
8,332	Old Dominion Freight Line, Inc. (1)	237,795
	Semiconductors & Semiconductor Equipment — 4.7%
3,315	Cymer, Inc. (1)	149,639
7,960	Diodes, Inc. (1)	294,838
10,910	Genesis Microchip, Inc. (1)	200,744
11,360	Omnivision Technologies, Inc. (1) (2)	286,613
9,535	Portalplayer, Inc. (1) (2)	281,187
		1,213,021
	Software — 5.5%
11,090	Altiris, Inc. (1)	216,810
18,200	Informatica Corp. (1)	267,904
5,580	Internet Security Systems, Inc. (1)	118,966
2,250	MicroStrategy, Inc.-Class A (1)	216,248
7,850	Serena Software, Inc. (1)	185,339
7,125	SPSS, Inc. (1)	229,710
6,277	THQ, Inc. (1) (2)	164,771
		1,399,748
	Speciality Retail — 5.7%
5,919	Dress Barn, Inc. (1) (2)	273,103
6,735	Guess ?, Inc. (1)	285,766
6,080	Hibbet Sporting Goods, Inc. (1)	186,352

5,052	Jos. A. Bank Clothiers, Inc. (1) (2)	$259,016
4,315	Pantry (The), Inc. (1)	236,203
8,335	Select Comfort Corp. (1)	230,046
		1,470,486
	Textiles Apparel & Luxury Goods — 1.8%
3,940	Oxford Industries, Inc.	178,915
7,705	Phillips-Van Heusen Corp.	278,382
		457,297
	Trading Companies & Distributors — 0.9%
4,835	WESCO International, Inc. (1)	231,742
	TOTAL COMMON STOCKS (Cost $20,698,153)	25,318,669

Face
Amount
REPURCHASE AGREEMENT — 1.4%
$352,823	With Investors Bank & Trust Co.,dated 01/31/06, 3.75%, principal and interest in the amount of $352,860, due 02/01/06, (collateralized by SBA Pool #505823 with a par value of $347,093, coupon rate of 7.125%, due 01/25/2027, market value of $370,464)	352,823
	TOTAL REPURCHASE AGREEMENT (Cost $352,823)	352,823

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 19.6%
$286,357	American Beacon Funds, Money Market Fund	286,357
268,459	Bank of America, Bank Note,
	4.49%, due 3/20/06	268,459
178,973	Barclays, Eurodollar Term,
	4.50%, due 3/24/06	178,973
333,969	BGI Institutional Money Market Fund	333,969
268,459	Branch Banker & Trust, Eurodollar Overnight,
	4.325%, due 2/3/06	268,459
178,973	Calyon, Eurodollar Term,
	4.50%, due 3/24/06	178,973
178,973	Canadian Imperial Bank of Commerce, Eurodollar Overnight,
	4.30%, due 2/1/06	178,973
322,151	Fortis Bank, Eurodollar Term,
	4.50%, due 2/27/06	322,151
322,151	Harris Trust & Savings Bank, Eurodollar Overnight,
	4.43%, due 2/2/06	322,151
322,151	Jupiter Securitization Corp., Commercial Paper,
	4.366%, due 2/10/06	322,151
324,307	Merrill Lynch & Co., Inc., Repurchase Agreement,
	4.49%, due 2/1/06	324,307

$357,946	Morgan Stanley Dean Witter & Co., Repurchase Agreement,
	4.49%, due 2/1/06		$357,946
143,178	Rabobank Nederland, Eurodollar Term,
	4.51%, due 3/1/06		143,178
250,562	Ranger Funding, Commercial Paper,
	4.358%, due 2/2/06		250,562
143,178	Sheffield Receivables Corp., Commercial Paper,
	4.524%, due 2/21/06		143,178
178,973	Skandinaviska Enskilda Banken AB (SEB), Eurodollar Term,
	4.42%, due 2/17/06		178,973
322,151	Societe Generale, Eurodollar Overnight,
	4.48%, due 2/1/06		322,151
357,946	Svenska Handlesbanken, Eurodollar Overnight,
	4.47%, due 2/1/06		357,946
107,384	Wells Fargo, Eurodollar Overnight,
	4.50%, due 2/7/06		107,384
178,973	Wells Fargo, Eurodollar Term,
	4.43%, due 2/28/06		178,973
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $5,025,214)		5,025,214
TOTAL INVESTMENTS (Cost $26,076,190) (3)		119.6%	$30,696,706
LIABILITIES IN EXCESS OF OTHER ASSETS		(19.6)	(5,025,021)
NET ASSETS		100.0%	$25,671,685

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $26,109,357.
Abbreviation:
SBA —	Small Business Administration

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.
Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 99.0% *
	Aerospace & Defense — 3.0%
10,415	Boeing Co.	$711,449
4,980	General Dynamics Corp.	579,473
13,015	United Technologies Corp.	759,686
		2,050,608
	Air Freight & Logistics — 2.3%
19,955	CH Robinson Worldwide, Inc.	807,379
9,675	United Parcel Service, Inc.-Class B	724,754
		1,532,133
	Automobiles — 1.1%
13,550	Harley-Davidson, Inc.	725,331
	Beverages — 3.2%
15,350	Coca-Cola Co. (The)	635,183
26,400	Coca-Cola Enterprises, Inc.	521,136
17,675	Pepsi Bottling Group, Inc.	512,575
9,325	PepsiCo, Inc.	533,203
		2,202,097
	Biotechnology — 2.1%
9,775	Amgen, Inc. (1)	712,500
26,035	Applera Corp.-Applied Biosystems Group (2)	737,832
		1,450,332
	Capital Markets — 5.8%
16,900	American Capital Strategies, Ltd.	600,795
5,250	Bear Stearns Cos., Inc.	663,915
4,600	Goldman Sachs Capital, Inc.	649,750
5,225	Lehman Brothers Holdings, Inc.	733,851
8,820	Merrill Lynch & Co., Inc.	662,117
10,660	Morgan Stanley	655,057
		3,965,485
	Chemicals — 1.7%
10,900	Ashland, Inc.	718,528
5,135	BASF AG, Sponsored ADR	404,484
		1,123,012
	Commercial Banks — 4.7%
16,050	Bank of America Corp.	709,891
8,950	Barclays PLC, Sponsored ADR	382,433
17,545	BB&T Corp.	684,957
11,845	Comerica, Inc.	657,042
21,825	KeyCorp (2)	772,387
		3,206,710

	Communications Equipment — 1.1%
39,085	Cisco Systems, Inc. (1)	$725,808
	Computers & Peripherals — 4.0%
9,050	Apple Computer, Inc. (1)	683,365
48,660	EMC Corp. (1)	652,044
8,210	International Business Machines Corp.	667,473
14,780	Lexmark International, Inc. (1)	717,865
		2,720,747
	Diversified Consumer Services — 1.0%
21,540	Career Education Corp. (1) (2)	699,835
	Diversified Financial Services — 1.8%
11,595	CIT Group, Inc.	618,477
15,330	J.P. Morgan Chase & Co.	609,368
		1,227,845
	Electric Utilities — 1.7%
19,780	American Electric Power Co., Inc.	738,190
16,825	DPL, Inc.	431,393
		1,169,583
	Electrical Equipment — 1.0%
10,540	Rockwell Automation, Inc.	696,378
	Electronic Equipment & Instruments — 1.0%
11,690	CDW Corp.	654,640
	Energy Equipment & Services — 2.1%
18,225	BJ Services Co.	737,930
15,970	Smith International, Inc.	718,650
		1,456,580
	Food & Staples Retailing — 1.1%
22,465	Supervalu, Inc.	717,307
	Food Products — 2.2%
26,310	Archer-Daniels-Midland Co.	828,765
13,285	General Mills, Inc.	645,784
		1,474,549
	Health Care Equipment & Supplies — 2.8%
4,470	Alcon, Inc.	571,802
10,290	Becton Dickinson & Co.	666,792
11,435	Medtronic, Inc.	645,734
		1,884,328
	Health Care Providers & Services — 2.3%
8,085	Aetna, Inc.	782,628
6,630	CIGNA Corp.	806,208
		1,588,836
	Hotels Restaurants & Leisure — 0.5%
8,460	Darden Restaurants, Inc.	343,984

	Household Durables — 4.2%
7,875	Black & Decker Corp. (The)	$679,613
13,250	Hovnanian Enterprises, Inc. (1) (2)	641,565
9,415	KB Home	717,423
7,725	Lennar Corp.-Class A	483,276
8,970	Pulte Homes, Inc.	357,903
		2,879,780
	Household Products — 0.8%
9,706	Colgate-Palmolive Co.	532,762
	Independent Power Producers & Energy Traders — 1.7%
6,800	Constellation Energy Group, Inc.	396,236
25,940	Duke Energy Corp. (2)	735,399
		1,131,635
	Industrial Conglomerates — 0.8%
7,750	3M Co.	563,813
	Insurance — 4.6%
9,610	Allstate Corp.	500,201
13,205	Assurant, Inc.	606,374
6,855	Chubb Corp.	646,769
8,030	Hartford Financial Services Group, Inc.	660,307
13,814	Metlife, Inc.	692,910
		3,106,561
	Internet Software & Services — 1.1%
1,760	Google, Inc.-Class A (1)	762,520
	IT Services — 0.9%
10,525	DST Systems, Inc. (1) (2)	596,347
	Machinery — 2.8%
8,425	Illinois Tool Works, Inc. (2)	710,143
14,725	Ingersoll-Rand Co.-Class A	578,251
8,415	Paccar, Inc.	585,684
		1,874,078
	Metals & Mining — 3.3%
10,575	Nucor Corp.	890,732
2,280	Rio Tinto PLC, Sponsored ADR	467,423
10,345	Southern Copper Corp.	901,050
		2,259,205
	Multiline Retail — 0.8%
13,436	Nordstrom, Inc.	560,550
	Multiple Utilities — 1.1%
19,695	PG&E Corp.	734,820
	Oil Gas & Consumable Fuels — 6.9%
3,645	Amerada Hess Corp.	564,246
7,240	Anadarko Petroleum Corp.	780,617
4,220	Burlington Resources, Inc.	385,117
9,770	Chevron Corp.	580,143

8,200	ConocoPhillips	$530,540
5,920	Devon Energy Corp.	403,803
12,200	Exxon Mobil Corp.	765,550
11,200	Valero Energy Corp.	699,216
		4,709,232
	Pharmaceuticals — 5.5%
6,150	Allergan, Inc. (2)	715,860
7,760	GlaxoSmithKline PLC ADR	397,622
11,115	Johnson & Johnson	639,557
20,015	Merck & Co., Inc.	690,518
8,815	Novartis AG ADR	486,235
22,375	Schering-Plough Corp.	428,481
7,840	Wyeth	362,600
		3,720,873
	Real Estate — 0.9%
20,000	Ventas, Inc. REIT	612,000
	Road & Rail — 1.2%
17,050	Norfolk Southern Corp.	849,772
	Semiconductors & Semiconductor Equipment — 2.9%
28,485	Intel Corp.	605,876
13,570	Kla-Tencor Corp.	705,369
22,245	Texas Instruments, Inc.	650,221
		1,961,466
	Software — 1.3%
13,950	Autodesk, Inc.	566,231
30,645	BEA Systems, Inc. (1)	317,789
		884,020
	Speciality Retail — 4.9%
10,255	Abercrombie & Fitch Co.-Class A	680,829
12,980	American Eagle Outfitters, Inc.	350,200
4,890	Autozone, Inc. (1)	477,998
16,875	Home Depot, Inc.	684,281
8,575	Lowe’s Companies, Inc.	544,941
25,000	Staples, Inc.	592,750
		3,330,999
	Thrifts & Mortgage Finance — 3.5%
12,400	Countrywide Financial Corp.	414,656
16,595	IndyMac Bancorp, Inc. (2)	678,072
10,255	MGIC Investment Corp. (2)	676,933
14,575	Washington Mutual, Inc.	616,814
		2,386,475
	Tobacco — 1.9%
8,850	Altria Group, Inc.	640,209
6,610	Reynolds American, Inc. (2)	668,469
		1,308,678

	Wireless Telecommunication Services — 1.4%
4,455	ALLTEL Corp.	$267,434
13,350	NII Holdings, Inc.-Class B (1)	660,291
		927,725
	TOTAL COMMON STOCKS (Cost $60,001,085)	67,309,439

Face
Amount
REPURCHASE AGREEMENT — 0.9%
$618,469	With Investors Bank & Trust Co.,dated 01/31/06, 3.75%, principal and interest in the amount of $618,534, due 02/01/06, (collateralized by FN # 681833 with a par value of $655,873, coupon rate of 4.114%, due 02/01/33, market value of $649,393)	618,469
	TOTAL REPURCHASE AGREEMENT (Cost $618,469)	618,469

Face
Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 9.3%
$360,097	American Beacon Funds, Money Market Fund	360,097
337,591	Bank of America, Bank Note, 4.49%, due 3/20/06	337,591
225,061	Barclays, Eurodollar Term, 4.50%, due 3/24/06	225,061
419,971	BGI Institutional Money Market Fund	419,971
337,591	Branch Banker & Trust, Eurodollar Overnight, 4.325%, due 2/3/06	337,591
225,061	Calyon, Eurodollar Term, 4.50%, due 3/24/06	225,061
225,061	Canadian Imperial Bank of Commerce, Eurodollar Overnight, 4.30%, due 2/1/06	225,061
405,109	Fortis Bank, Eurodollar Term, 4.50%, due 2/27/06	405,109
405,109	Harris Trust & Savings Bank, Eurodollar Overnight, 4.43%, due 2/2/06	405,109
405,109	Jupiter Securitization Corp., Commercial Paper, 4.366%, due 2/10/06	405,109
407,820	Merrill Lynch & Co., Inc., Repurchase Agreement, 4.49%, due 2/1/06	407,820
450,121	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 4.49%, due 2/1/06	450,121
180,049	Rabobank Nederland, Eurodollar Term, 4.51%, due 3/1/06	180,049

$315,085	Ranger Funding, Commercial Paper, 4.358%, due 2/2/06		$315,085
180,049	Sheffield Receivables Corp., Commercial Paper, 4.524%, due 2/21/06		180,049
225,061	Skandinaviska Enskilda Banken AB (SEB), Eurodollar Term, 4.42%, due 2/17/06		225,061
405,109	Societe Generale, Eurodollar Overnight, 4.48%, due 2/1/06		405,109
450,121	Svenska Handlesbanken, Eurodollar Overnight, 4.47%, due 2/1/06		450,121
135,036	Wells Fargo, Eurodollar Overnight, 4.50%, due 2/7/06		135,036
225,061	Wells Fargo, Eurodollar Term, 4.43%, due 2/28/06		225,061
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $6,319,272)		6,319,272
TOTAL INVESTMENTS (Cost $66,938,826) (3)		109.2%	$74,247,180
LIABILITIES IN EXCESS OF OTHER ASSETS		(9.2)	(6,230,213)
NET ASSETS		100.0%	$68,016,967

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $66,942,915.
Abbreviations:
ADR —	American Depositary Receipt
FN —	Federal National Mortgage Association
REIT —	Real Estate Investment Trust

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.
Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS — 99.0% *
	Aerospace & Defense — 5.5%
5,240	Boeing Co.	$357,944
1,480	L-3 Communications Holdings, Inc.	119,910
7,555	Lockheed Martin Corp.	511,096
6,690	United Technologies Corp.	390,495
		1,379,445
	Air Freight & Logistics — 1.4%
1,555	FedEx Corp.	157,288
2,495	United Parcel Service, Inc.-Class B	186,901
		344,189
	Automobiles — 0.4%
1,640	Harley-Davidson, Inc.	87,789
	Beverages — 2.0%
11,880	Coca-Cola Co. (The)	491,594
	Biotechnology — 1.9%
6,325	Amgen, Inc. (1)	461,029
	Building Products — 0.8%
5,280	American Standard Cos., Inc.	190,080
	Capital Markets — 5.3%
8,405	Ameriprise Financial, Inc.	341,999
9,355	Northern Trust Corp.	488,425
11,005	Nuveen Investments, Inc.-Class A	499,297
		1,329,721
	Commercial Services & Supplies — 0.4%
2,720	Robert Half International, Inc.	99,362
	Communications Equipment — 3.9%
25,750	Cisco Systems, Inc. (1)	478,178
10,130	QUALCOMM, Inc.	485,835
		964,013
	Computers & Peripherals — 4.5%
6,130	Apple Computer, Inc. (1)	462,876
30,005	Western Digital Corp. (1)	655,909
		1,118,785
	Electrical Equipment — 1.7%
6,375	Rockwell Automation, Inc.	421,196
	Electronic Equipment & Instruments — 1.4%
6,395	CDW Corp.	358,120

	Energy Equipment & Services — 2.0%
12,380	BJ Services Co.	$501,266
	Food Products — 4.0%
15,385	H.J. Heinz Co.	522,167
11,215	Kellogg Co.	481,124
		1,003,291
	Health Care Equipment & Supplies — 2.7%
2,490	Bausch & Lomb, Inc.	168,200
7,830	Becton Dickinson & Co.	507,384
		675,584
	Health Care Providers & Services — 4.5%
4,780	Aetna, Inc.	462,704
5,140	Express Scripts, Inc. (1)	469,231
3,990	Quest Diagnostics, Inc.	197,226
		1,129,161
	Hotels Restaurants & Leisure — 2.0%
12,080	Darden Restaurants, Inc.	491,173
	Household Durables — 3.8%
2,410	Black & Decker Corp. (The)	207,983
4,506	D.R. Horton, Inc.	168,164
1,820	KB Home	138,684
5,940	Ryland Group, Inc.	429,818
		944,649
	Household Products — 0.7%
3,360	Colgate-Palmolive Co.	184,430
	Independent Power Producers & Energy Traders — 1.9%
9,195	TXU Corp.	465,635
	Industrial Conglomerates — 1.8%
6,070	3M Co.	441,593
	Insurance — 0.9%
3,240	American International Group, Inc.	212,090
	Internet Software & Services — 2.3%
1,000	Google, Inc.-Class A (1)	433,250
5,475	Verisign, Inc. (1)	130,031
		563,281
	IT Services — 1.5%
6,690	DST Systems, Inc. (1)	379,055
	Machinery — 3.2%
5,110	Cummins, Inc.	497,203
3,510	Illinois Tool Works, Inc.	295,858
		793,061
	Metals & Mining — 4.2%
3,355	Phelps Dodge Corp.	538,478
5,860	Southern Copper Corp.	510,406
		1,048,884

	Multiline Retail — 3.3%
8,565	J.C. Penney Co., Inc. (Holding Co.)	$477,927
8,000	Nordstrom, Inc.	333,760
		811,687
	Oil Gas & Consumable Fuels — 1.3%
5,675	Murphy Oil Corp.	323,475
	Pharmaceuticals — 9.8%
11,915	Abbott Laboratories	514,132
4,265	Allergan, Inc.	496,446
8,470	Eli Lilly & Co.	479,571
7,975	Johnson & Johnson	458,882
25,445	Schering-Plough Corp.	487,272
		2,436,303
	Semiconductors & Semiconductor Equipment — 8.8%
16,200	Applied Materials, Inc.	308,610
10,510	Intel Corp.	223,548
6,080	Kla-Tencor Corp.	316,038
10,980	Linear Technology Corp.	408,566
11,755	Maxim Intergrated Products, Inc.	482,425
15,725	National Semiconductor Corp.	443,602
		2,182,789
	Software — 3.7%
11,960	Adobe Systems, Inc.	475,051
7,470	Autodesk, Inc.	303,207
11,640	Oracle Corp. (1)	146,315
		924,573
	Speciality Retail — 4.7%
6,615	Abercrombie & Fitch Co.-Class A	439,170
8,505	American Eagle Outfitters, Inc.	229,465
1,440	Autozone, Inc. (1)	140,760
9,140	Home Depot, Inc.	370,627
		1,180,022
	Textiles Apparel & Luxury Goods — 0.6%
1,845	Nike, Inc.-Class B	149,353
	Tobacco — 2.1%
7,310	Altria Group, Inc.	528,805
	TOTAL COMMON STOCKS (Cost $21,612,339)	24,615,483

Face Amount
REPURCHASE AGREEMENT — 1.9%
$468,005	With Investors Bank & Trust Co.,dated 01/31/06, 3.75%, principal and interest in the amount of $468,054, due 02/01/06, (collateralized by FN #696075 with a par value of $498,468, coupon rate of 4.044%, due 04/01/2033, market value of $491,405)		$468,005
	TOTAL REPURCHASE AGREEMENT (Cost $468,005)		468,005
TOTAL INVESTMENTS (Cost $22,080,344) (2)		100.9%	$25,083,488
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.9)	(233,833)
NET ASSETS		100.0%	$24,849,655

*	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $22,082,104.
Abbreviations:
FN —	Federal National Mortgage Association
REIT —	Real Estate Investment Trust

See Notes to Schedules of Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Investments (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of eleven portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, and the Large Cap Growth Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998 the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities:   As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a United States (“US”) securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”).

Repurchase Agreements:   Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts:   The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolios’ securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open as of January 31, 2006

Foreign Currency Translation:   The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translation. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities:   The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio and Philadelphia International Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US Government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US Government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements:   The Government Cash Portfolio and the Core Fixed Income Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio and the Core Fixed Income Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements. There were no open reverse repurchase agreements as of January 31, 2006.

Interest-Only Securities:   The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known

Principal-Only Securities:   The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations:   The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When Issued Purchase Commitments:   The Core Fixed Income Portfolio may enter into TBA (to be announced)/ when issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

Options Transactions:   The Strategic Equity Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. As of January 31, 2006, there were no option contracts open or outstanding.

Lending of Portfolio Securities   Each Portfolio, using Investors Bank & Trust Company (“IBT”) as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which is invested by the lending agent in short-term money market instruments, in an amount at least equal to the current market value of the loaned securities. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of each applicable Portfolio’s Schedule of Portfolio Investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due.

As of January 31, 2006, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	% of Total Assets on Loan
Core Fixed Income Portfolio	$22,272,396	$22,818,078	8.94
Strategic Equity Portfolio	3,830,302	3,955,225	4.32
Small Cap Equity Portfolio	55,862,365	55,863,118	16.94
Large Cap Value Portfolio	980,303	1,018,750	2.76
International Portfolio	27,227,953	28,669,679	2.94
Philadelphia International Fund	15,863,071	16,721,058	2.02
U.S. Emerging Growth Portfolio	4,868,011	5,025,214	15.84
Large Cap 100 Portfolio	6,130,090	6,319,272	8.24

Securities Transactions and Investment Income:   Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

As of January 31, 2006, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$2,600,350	$2,279,309	$321,041
Strategic Equity Portfolio	12,961,288	163,868	12,797,420
Small Cap Equity Portfolio	77,127,361	3,417,649	73,709,712
Large Cap Value Portfolio	5,138,322	260,307	4,878,015
International Portfolio	268,305,226	6,810,856	261,494,370
Philadelphia International Fund	171,734,506	5,977,668	165,756,838
U.S. Emerging Growth Portfolio	4,876,990	289,641	4,587,349
Large Cap 100 Portfolio	7,978,184	673,919	7,304,265
Large Cap Growth Portfolio	3,241,732	240,348	3,001,384

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) During the Registrant’s last fiscal quarter enhanced controls relating to the recording of capital gains and losses were implemented.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.
By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date	3/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date	3/29/06